PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited)
Description	Shares		Value
Long-Term Investments 98.3%
Affiliated Exchange-Traded Fund 1.0%
PGIM AAA CLO ETF		203,465	$10,468,274
(cost $10,436,281)(wa)
Common Stocks 59.9%
Aerospace & Defense 2.2%
AAR Corp.*		2,000	137,580
Archer Aviation, Inc. (Class A Stock)*(a)		13,200	143,220
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)		123,804	468,831
Astronics Corp.*		1,800	60,264
Bharat Electronics Ltd. (India)		121,085	595,489
Boeing Co. (The)*		11,800	2,472,454
Curtiss-Wright Corp.		3,200	1,563,360
General Dynamics Corp.		6,800	1,983,288
General Electric Co.		14,400	3,706,416
HEICO Corp.		3,600	1,180,800
HEICO Corp. (Class A Stock)		1,800	465,750
Howmet Aerospace, Inc.		1,300	241,969
Kongsberg Gruppen ASA (Norway)		23,765	921,653
Leonardo DRS, Inc.		400	18,592
Leonardo SpA (Italy)		1,449	81,762
Lockheed Martin Corp.		6,600	3,056,724
Mercury Systems, Inc.*		3,500	188,510
Moog, Inc. (Class A Stock)		100	18,097
Northrop Grumman Corp.		3,300	1,649,934
Rheinmetall AG (Germany)		409	866,139
Rocket Lab Corp.*(a)		8,200	293,314
Rolls-Royce Holdings PLC (United Kingdom)		98,409	1,304,180
Singapore Technologies Engineering Ltd. (Singapore)		77,200	473,366
V2X, Inc.*		4,400	213,620
			22,105,312
Air Freight & Logistics 0.1%
FedEx Corp.		6,550	1,488,881
Automobile Components 0.3%
Adient PLC*		7,000	136,220
Aptiv PLC (United Kingdom)*		14,600	996,012
Cie Generale des Etablissements Michelin SCA (France)		20,577	765,345
Dana, Inc.		4,500	77,175
Dorman Products, Inc.*		900	110,403
Hyundai Mobis Co. Ltd. (South Korea)		3,358	712,394
Standard Motor Products, Inc.		2,600	79,872
Sumitomo Electric Industries Ltd. (Japan)		6,100	130,805
			3,008,226
Automobiles 1.0%
BYD Co. Ltd. (China) (Class H Stock)		37,500	583,876
Ford Motor Co.		88,800	963,480
Geely Automobile Holdings Ltd. (China)		212,000	432,735
General Motors Co.		64,200	3,159,282
Kia Corp. (South Korea)		3,024	216,381
Mercedes-Benz Group AG (Germany)		12,840	748,061
Suzuki Motor Corp. (Japan)		39,800	479,838
Tesla, Inc.*		11,450	3,637,207
Toyota Motor Corp. (Japan)		3,670	63,208
Winnebago Industries, Inc.		6,100	176,900
			10,460,968

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Banks 3.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA		12,565	$343,099
AIB Group PLC (Ireland)		16,700	137,823
Al Rajhi Bank (Saudi Arabia)		5,607	141,425
Amerant Bancorp, Inc.		1,400	25,522
Ameris Bancorp		4,300	278,210
Associated Banc-Corp.		10,900	265,851
Banc of California, Inc.		900	12,645
Banco Bilbao Vizcaya Argentaria SA (Spain)		54,036	832,061
Banco Santander Chile (Chile)		915,625	57,505
Banco Santander SA (Spain)		75,484	625,074
Bank Hapoalim BM (Israel)		23,650	454,271
Bank Leumi Le-Israel BM (Israel)		31,396	584,140
Bank of Marin Bancorp		6,100	139,324
Bank of Shanghai Co. Ltd. (China) (Class A Stock)		64,500	95,612
Bank Polska Kasa Opieki SA (Poland)		8,672	446,647
BankUnited, Inc.		6,500	231,335
Barclays PLC (United Kingdom)		57,022	263,486
BAWAG Group AG (Austria), 144A*		1,330	170,082
Berkshire Hills Bancorp, Inc.		6,500	162,760
BNP Paribas SA (France)		6,433	577,051
BOC Hong Kong Holdings Ltd. (China)		48,000	208,956
CaixaBank SA (Spain)		2,970	25,734
Canadian Imperial Bank of Commerce (Canada)		12,200	865,983
Capitec Bank Holdings Ltd. (South Africa)		770	153,958
Citigroup, Inc.		8,600	732,032
Civista Bancshares, Inc.		1,050	24,360
Columbia Banking System, Inc.(a)		5,700	133,266
ConnectOne Bancorp, Inc.		3,300	76,428
Credit Agricole SA (France)		32,194	609,055
Customers Bancorp, Inc.*		2,600	152,724
Danske Bank A/S (Denmark)		1,525	62,287
Dime Community Bancshares, Inc.		7,000	188,580
DNB Bank ASA (Norway)		11,772	325,550
Eastern Bankshares, Inc.		8,000	122,160
Eurobank Ergasias Services & Holdings SA (Greece)		26,600	91,618
First BanCorp. (Puerto Rico)		4,600	95,818
First Commonwealth Financial Corp.		4,800	77,904
First Financial Bancorp		7,700	186,802
First Foundation, Inc.		7,800	39,780
Flushing Financial Corp.		5,900	70,092
Fulton Financial Corp.		8,500	153,340
Hana Financial Group, Inc. (South Korea)		13,636	868,586
Hang Seng Bank Ltd. (Hong Kong)		3,200	48,020
Hanmi Financial Corp.		600	14,808
Hilltop Holdings, Inc.		700	21,245
HSBC Holdings PLC (United Kingdom)		131,804	1,594,326
Huntington Bancshares, Inc.		74,000	1,240,240
Independent Bank Corp.		1,800	113,193
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)		477,000	378,765
Intesa Sanpaolo SpA (Italy)		200,420	1,154,501
JPMorgan Chase & Co.		9,274	2,688,625
KB Financial Group, Inc. (South Korea)		11,252	924,647
Lion Finance Group PLC (Georgia)		6,191	603,021
Lloyds Banking Group PLC (United Kingdom)		216,161	227,297
Metropolitan Bank Holding Corp.*		2,300	161,000
Mid Penn Bancorp, Inc.		700	19,740
Midland States Bancorp, Inc.		5,200	90,064
MVB Financial Corp.		2,800	63,084
NatWest Group PLC (United Kingdom)		141,200	991,641
Nordea Bank Abp (Finland)		37,551	557,171
Pathward Financial, Inc.		1,200	94,944
Peapack-Gladstone Financial Corp.		5,400	152,550

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Banks (cont’d.)
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)		36,430	$761,198
Primis Financial Corp.		9,330	101,231
Regions Financial Corp.		6,300	148,176
Renasant Corp.		400	14,372
Riyad Bank (Saudi Arabia)		28,415	217,675
Royal Bank of Canada (Canada)		1,500	197,690
Saudi Awwal Bank (Saudi Arabia)		6,350	57,041
Sberbank of Russia PJSC (Russia)^		202,510	—
Senshu Ikeda Holdings, Inc. (Japan)		14,500	57,365
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)		19,200	37,249
Shinhan Financial Group Co. Ltd. (South Korea)		19,279	874,049
Societe Generale SA (France)		2,603	148,903
SouthState Corp.		1,000	92,030
Standard Chartered PLC (United Kingdom)		36,880	610,310
Svenska Handelsbanken AB (Sweden) (Class A Stock)		22,504	301,268
Swedbank AB (Sweden) (Class A Stock)		12,991	344,084
Texas Capital Bancshares, Inc.*		600	47,640
Truist Financial Corp.		82,400	3,542,376
Trustmark Corp.		1,500	54,690
U.S. Bancorp		27,600	1,248,900
UMB Financial Corp.		400	42,064
UniCredit SpA (Italy)		6,502	436,176
United Community Banks, Inc.		1,800	53,622
Valley National Bancorp		13,500	120,555
Woori Financial Group, Inc. (South Korea)		6,514	108,388
			31,864,870
Beverages 0.1%
Ambev SA (Brazil)		21,600	52,836
Anheuser-Busch InBev SA/NV (Belgium)		2,816	193,742
Boston Beer Co., Inc. (The) (Class A Stock)*		4,800	915,888
Eastroc Beverage Group Co. Ltd. (China) (Class A Stock)		4,000	175,518
National Beverage Corp.*		500	21,620
			1,359,604
Biotechnology 1.6%
AbbVie, Inc.		22,330	4,144,895
ACADIA Pharmaceuticals, Inc.*		6,300	135,891
ADMA Biologics, Inc.*		7,500	136,575
Agios Pharmaceuticals, Inc.*		3,600	119,736
Akebia Therapeutics, Inc.*		16,400	59,696
Akero Therapeutics, Inc.*		2,900	154,744
Alkermes PLC*		5,500	157,355
Amgen, Inc.(a)		11,600	3,238,836
Ardelyx, Inc.*		21,800	85,456
Aurinia Pharmaceuticals, Inc. (Canada)*		3,600	30,492
Avidity Biosciences, Inc.*		4,100	116,440
BioCryst Pharmaceuticals, Inc.*		11,100	99,456
Biogen, Inc.*		13,700	1,720,583
Blueprint Medicines Corp.*		1,400	179,452
Bridgebio Pharma, Inc.*		3,700	159,766
CareDx, Inc.*		1,800	35,172
Catalyst Pharmaceuticals, Inc.*		5,500	119,350
Day One Biopharmaceuticals, Inc.*		1,900	12,350
Exelixis, Inc.*(a)		35,600	1,569,070
Gilead Sciences, Inc.		24,900	2,760,663
Halozyme Therapeutics, Inc.*		3,500	182,070
Insmed, Inc.*		2,100	211,344
Madrigal Pharmaceuticals, Inc.*		110	33,290
MiMedx Group, Inc.*		14,400	87,984

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Mineralys Therapeutics, Inc.*		4,000	$54,120
Mirum Pharmaceuticals, Inc.*		700	35,623
Myriad Genetics, Inc.*		13,800	73,278
Precigen, Inc.*(a)		9,600	13,632
Protagonist Therapeutics, Inc.*		700	38,689
PTC Therapeutics, Inc.*		2,900	141,636
Relay Therapeutics, Inc.*		16,400	56,744
Revolution Medicines, Inc.*		1,000	36,790
TG Therapeutics, Inc.*		1,000	35,990
Vanda Pharmaceuticals, Inc.*		10,677	50,395
Vaxcyte, Inc.*		400	13,004
Veracyte, Inc.*		500	13,515
Vir Biotechnology, Inc.*		16,400	82,656
Zymeworks, Inc.*		2,000	25,100
			16,221,838
Broadline Retail 1.6%
Alibaba Group Holding Ltd. (China)		27,500	389,289
Amazon.com, Inc.*		61,790	13,556,108
Dollarama, Inc. (Canada)		3,800	535,419
JD.com, Inc. (China) (Class A Stock)		46,800	764,352
Next PLC (United Kingdom)		3,578	611,101
Prosus NV (China)*		11,758	659,700
			16,515,969
Building Products 0.6%
Belimo Holding AG (Switzerland)		98	99,892
Carrier Global Corp.		19,700	1,441,843
Cie de Saint-Gobain SA (France)		6,205	728,934
Geberit AG (Switzerland)		138	108,681
Gibraltar Industries, Inc.*		300	17,700
Masterbrand, Inc.*		5,300	57,929
Resideo Technologies, Inc.*		143,900	3,174,434
			5,629,413
Capital Markets 1.9%
3i Group PLC (United Kingdom)		17,633	997,891
B3 SA - Brasil Bolsa Balcao (Brazil)		54,000	144,514
Bank of New York Mellon Corp. (The)		34,050	3,102,296
BGC Group, Inc. (Class A Stock)		9,000	92,070
BSE Ltd. (India)		12,047	389,740
Deutsche Bank AG (Germany)		35,392	1,049,211
Intercontinental Exchange, Inc.		12,100	2,219,987
Invesco Ltd.		30,700	484,139
Is Yatirim Menkul Degerler A/S (Turkey)		57,050	52,296
JAFCO Group Co. Ltd. (Japan)		8,300	142,005
Janus Henderson Group PLC		71,400	2,773,176
Nasdaq, Inc.		30,100	2,691,542
Nomura Holdings, Inc. (Japan)		46,800	308,398
Piper Sandler Cos.		1,010	280,719
Plus500 Ltd. (Israel)		2,800	130,658
Raymond James Financial, Inc.		4,200	644,154
S&P Global, Inc.		5,200	2,741,908
Samsung Securities Co. Ltd. (South Korea)		3,594	195,471
StepStone Group, Inc. (Class A Stock)		2,600	144,300
StoneX Group, Inc.*		1,100	100,254
Victory Capital Holdings, Inc. (Class A Stock)		2,300	146,441
Virtus Investment Partners, Inc.		540	97,956

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Capital Markets (cont’d.)
WisdomTree, Inc.		20,300	$233,653
XP, Inc. (Brazil) (Class A Stock)		1,500	30,300
			19,193,079
Chemicals 0.3%
AdvanSix, Inc.		5,550	131,813
Chugoku Marine Paints Ltd. (Japan)		3,400	63,809
Coromandel International Ltd. (India)		2,075	60,650
Daicel Corp. (Japan)		20,400	171,017
DuPont de Nemours, Inc.		13,500	925,965
Ecolab, Inc.		3,100	835,264
Ecovyst, Inc.*		11,900	97,937
Nippon Shokubai Co. Ltd. (Japan)		15,600	177,905
Nutrien Ltd. (Canada)		500	29,135
Satellite Chemical Co. Ltd. (China) (Class A Stock)		24,300	58,892
Saudi Aramco Base Oil Co. (Saudi Arabia)		2,150	58,597
Takasago International Corp. (Japan)		1,200	58,050
Valhi, Inc.		1,750	28,280
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)		42,500	130,478
			2,827,792
Commercial Services & Supplies 0.2%
ABM Industries, Inc.		5,000	236,050
ACCO Brands Corp.		22,300	79,834
Brambles Ltd. (Australia)		35,812	553,073
CoreCivic, Inc.*		7,200	151,704
Deluxe Corp.		12,250	194,897
Interface, Inc.		10,600	221,858
Parkin Co. PJSC (United Arab Emirates)		33,650	59,552
Pitney Bowes, Inc.		22,500	245,475
Quad/Graphics, Inc.		2,400	13,560
			1,756,003
Communications Equipment 1.1%
Accton Technology Corp. (Taiwan)		4,000	99,975
Arista Networks, Inc.*		21,400	2,189,434
Calix, Inc.*		3,700	196,803
Cisco Systems, Inc.		94,700	6,570,286
CommScope Holding Co., Inc.*		10,800	89,424
Extreme Networks, Inc.*		1,200	21,540
NETGEAR, Inc.*		2,000	58,140
NetScout Systems, Inc.*		9,900	245,619
Nokia OYJ (Finland)		149,136	773,811
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)		28,430	242,944
Viavi Solutions, Inc.*		20,400	205,428
			10,693,404
Construction & Engineering 0.3%
Argan, Inc.		670	147,722
COMSYS Holdings Corp. (Japan)		5,600	129,493
Construction Partners, Inc. (Class A Stock)*		1,600	170,048
Granite Construction, Inc.		1,200	112,212
Koninklijke BAM Groep NV (Netherlands)		15,400	137,373
Matrix Service Co.*		3,600	48,636
MYR Group, Inc.*		400	72,580
Nippon Densetsu Kogyo Co. Ltd. (Japan)		2,400	42,689
Primoris Services Corp.		3,900	303,966
Sanki Engineering Co. Ltd. (Japan)		2,100	58,963

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Stantec, Inc. (Canada)		5,400	$587,566
Sterling Infrastructure, Inc.*		1,200	276,876
Tokyu Construction Co. Ltd. (Japan)		11,900	87,306
Tutor Perini Corp.*		5,700	266,646
Vinci SA (France)		2,976	438,872
			2,880,948
Construction Materials 0.2%
Buzzi SpA (Italy)		1,380	76,535
CRH PLC		3,800	348,840
Heidelberg Materials AG (Germany)		4,225	994,974
JK Cement Ltd. (India)		5,134	368,281
			1,788,630
Consumer Finance 0.3%
Bread Financial Holdings, Inc.		3,100	177,072
Capital One Financial Corp.		10,100	2,148,876
Enova International, Inc.*		2,700	301,104
Green Dot Corp. (Class A Stock)*		23,000	247,940
NerdWallet, Inc. (Class A Stock)*		2,200	24,134
Qifu Technology, Inc. (China), ADR		2,600	112,736
Synchrony Financial		4,500	300,330
Upstart Holdings, Inc.*		2,800	181,104
			3,493,296
Consumer Staples Distribution & Retail 0.9%
Coles Group Ltd. (Australia)		21,513	294,989
Costco Wholesale Corp.		1,725	1,707,646
Dollar Tree, Inc.*		10,500	1,039,920
George Weston Ltd. (Canada)		1,400	280,781
Koninklijke Ahold Delhaize NV (Netherlands)		19,685	822,173
Loblaw Cos. Ltd. (Canada)		3,700	612,025
Metro, Inc. (Canada)		2,500	196,383
Sprouts Farmers Market, Inc.*		1,600	263,424
Target Corp.(a)		20,300	2,002,595
Tesco PLC (United Kingdom)		104,260	574,840
United Natural Foods, Inc.*		6,300	146,853
US Foods Holding Corp.*		8,700	669,987
Walmart, Inc.		5,125	501,123
			9,112,739
Containers & Packaging 0.0%
O-I Glass, Inc.*		11,650	171,721
Distributors 0.0%
Zhejiang China Commodities City Group Co. Ltd. (China) (Class A Stock)		11,000	31,810
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*		2,100	267,183
American Public Education, Inc.*		700	21,322
Frontdoor, Inc.*		5,300	312,382
Graham Holdings Co. (Class B Stock)		60	56,770
Laureate Education, Inc. (Class A Stock)*		5,300	123,914
Perdoceo Education Corp.		7,200	235,368
Stride, Inc.*		400	58,076
Universal Technical Institute, Inc.*		1,000	33,890
			1,108,905

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Diversified REITs 0.0%
Sekisui House REIT, Inc. (Japan)		88	$46,409
Diversified Telecommunication Services 0.8%
AT&T, Inc.		69,400	2,008,436
Deutsche Telekom AG (Germany)		26,060	953,890
IDT Corp. (Class B Stock)		800	54,656
Koninklijke KPN NV (Netherlands)		144,291	703,879
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*		10,300	62,830
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*		10,650	66,243
NOS SGPS SA (Portugal)		25,093	114,533
Ooredoo QPSC (Qatar)		134,810	473,805
Saudi Telecom Co. (Saudi Arabia)		43,735	496,106
Telia Co. AB (Sweden)		30,675	110,333
Verizon Communications, Inc.		68,290	2,954,908
			7,999,619
Electric Utilities 0.6%
Centrais Eletricas Brasileiras SA (Brazil)		5,400	40,045
CPFL Energia SA (Brazil)		18,900	141,582
Enel Americas SA (Chile)		616,325	60,036
Enel SpA (Italy)		87,390	829,393
Fortum OYJ (Finland)		1,911	35,835
Hokkaido Electric Power Co., Inc. (Japan)		12,500	65,230
Inter RAO UES PJSC (Russia)*^		4,433,000	6
Kansai Electric Power Co., Inc. (The) (Japan)		9,600	113,854
NextEra Energy, Inc.		4,100	284,622
NRG Energy, Inc.		23,000	3,693,340
Otter Tail Corp.		2,000	154,180
Portland General Electric Co.		6,200	251,906
TXNM Energy, Inc.		1,500	84,480
			5,754,509
Electrical Equipment 1.0%
ABB Ltd. (Switzerland)		12,720	762,295
American Superconductor Corp.*		1,900	69,711
Bloom Energy Corp. (Class A Stock)*		2,500	59,800
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)		2,600	91,749
Eaton Corp. PLC		2,700	963,873
Emerson Electric Co.(a)		17,700	2,359,941
EnerSys		2,950	253,021
GE Vernova, Inc.		4,300	2,275,345
Mitsubishi Electric Corp. (Japan)		20,400	438,783
NEXTracker, Inc. (Class A Stock)*		3,500	190,295
NuScale Power Corp.*		400	15,824
nVent Electric PLC		2,500	183,125
Rockwell Automation, Inc.		2,800	930,076
Sensata Technologies Holding PLC		28,000	843,080
Siemens Energy AG (Germany)*		6,719	785,323
			10,222,241
Electronic Equipment, Instruments & Components 0.5%
Azbil Corp. (Japan)		22,400	212,411
Badger Meter, Inc.		90	22,045
Belden, Inc.		2,350	272,130
Celestica, Inc. (Canada)*		4,500	703,081
Hon Hai Precision Industry Co. Ltd. (Taiwan)		70,000	386,213
Keysight Technologies, Inc.*		7,700	1,261,722
Methode Electronics, Inc.		10,500	99,855
Mycronic AB (Sweden)		1,686	36,018

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Oki Electric Industry Co. Ltd. (Japan)		27,400	$305,569
Ouster, Inc.*		900	21,825
Plexus Corp.*		700	94,717
Redington Ltd. (India)		19,224	72,952
Sanmina Corp.*		3,300	322,839
ScanSource, Inc.*		500	20,905
TTM Technologies, Inc.*		6,000	244,920
Zebra Technologies Corp. (Class A Stock)*		1,600	493,376
			4,570,578
Energy Equipment & Services 0.1%
Aker Solutions ASA (Norway)		30,472	105,162
DMC Global, Inc.*		7,200	58,032
Helix Energy Solutions Group, Inc.*		14,700	91,728
Modec, Inc. (Japan)		3,500	150,020
Oil States International, Inc.*		29,200	156,512
ProPetro Holding Corp.*		13,700	81,789
Technip Energies NV (France)		1,071	45,060
Transocean Ltd.*		17,500	45,325
			733,628
Entertainment 1.3%
Anycolor, Inc. (Japan)		2,600	93,909
Konami Group Corp. (Japan)		4,000	632,407
NetEase, Inc. (China)		28,600	770,752
Netflix, Inc.*		4,150	5,557,390
Sea Ltd. (Singapore), ADR*		5,800	927,652
Spotify Technology SA*		300	230,202
Tencent Music Entertainment Group (China), ADR		7,800	152,022
Walt Disney Co. (The)		39,100	4,848,791
			13,213,125
Financial Services 2.2%
Berkshire Hathaway, Inc. (Class B Stock)*		7,349	3,569,924
Compass Diversified Holdings, MLP		1,100	6,908
Enact Holdings, Inc.		3,200	118,880
EVERTEC, Inc. (Puerto Rico)		1,800	64,890
Global Payments, Inc.		3,900	312,156
Helia Group Ltd. (Australia)		158,018	585,801
Jackson Financial, Inc. (Class A Stock)		3,100	275,249
Marqeta, Inc. (Class A Stock)*		21,600	125,928
Mastercard, Inc. (Class A Stock)		14,475	8,134,082
NewtekOne, Inc.		1,900	21,432
NMI Holdings, Inc.*		500	21,095
Paragon Banking Group PLC (United Kingdom)		8,225	106,704
PayPal Holdings, Inc.*		34,400	2,556,608
Priority Technology Holdings, Inc.*		4,800	37,344
Remitly Global, Inc.*		7,400	138,898
Visa, Inc. (Class A Stock)		17,605	6,250,655
			22,326,554
Food Products 0.6%
Ajinomoto Co., Inc. (Japan)		8,600	233,259
Calavo Growers, Inc.		1,200	31,908
Conagra Brands, Inc.		54,800	1,121,756
Daesang Corp. (South Korea)		2,755	44,590
First Pacific Co. Ltd. (Indonesia)		308,000	218,317
General Mills, Inc.		20,200	1,046,562

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Food Products (cont’d.)
Hain Celestial Group, Inc. (The)*		36,700	$55,784
Hormel Foods Corp.		20,800	629,200
Indofood Sukses Makmur Tbk PT (Indonesia)		106,800	53,478
Inghams Group Ltd. (Australia)		17,850	41,709
Ingredion, Inc.		15,300	2,074,986
Maple Leaf Foods, Inc. (Canada)		5,800	120,834
Mission Produce, Inc.*		1,300	15,236
Nestle SA		4,601	457,461
Orion Corp. (South Korea)		1,124	90,441
Saudia Dairy & Foodstuff Co. (Saudi Arabia)		702	51,206
WH Group Ltd. (Hong Kong), 144A		135,000	130,112
Wilmar International Ltd. (China)		64,200	144,917
			6,561,756
Gas Utilities 0.1%
GAIL India Ltd. (India)		25,600	56,992
Italgas SpA (Italy)		7,025	59,591
National Fuel Gas Co.		4,100	347,311
New Jersey Resources Corp.		4,200	188,244
Northwest Natural Holding Co.		3,500	139,020
Southwest Gas Holdings, Inc.		3,500	260,365
Superior Plus Corp. (Canada)		21,900	128,336
			1,179,859
Ground Transportation 0.9%
Central Japan Railway Co. (Japan)		18,800	420,266
Ryder System, Inc.		1,000	159,000
Uber Technologies, Inc.*		58,100	5,420,730
Union Pacific Corp.		14,200	3,267,136
			9,267,132
Health Care Equipment & Supplies 0.7%
Abbott Laboratories		23,945	3,256,759
Avanos Medical, Inc.*		9,050	110,772
Axogen, Inc.*		1,300	14,105
Bioventus, Inc. (Class A Stock)*		7,000	46,340
DENTSPLY SIRONA, Inc.		29,100	462,108
Dexcom, Inc.*		16,500	1,440,285
Eckert & Ziegler SE (Germany)		750	60,355
ICU Medical, Inc.*		1,100	145,365
Inogen, Inc.*		13,400	94,202
Insulet Corp.*		2,600	816,868
iRhythm Technologies, Inc.*		1,800	277,128
Japan Lifeline Co. Ltd. (Japan)		9,600	99,450
Omnicell, Inc.*		900	26,460
Orthofix Medical, Inc.*		1,100	12,265
Varex Imaging Corp.*		9,000	78,030
			6,940,492
Health Care Providers & Services 1.3%
AdaptHealth Corp.*		2,500	23,575
Alignment Healthcare, Inc.*		11,900	166,600
Ardent Health, Inc.*		8,500	116,110
Cardinal Health, Inc.		23,400	3,931,200
Centene Corp.*		20,000	1,085,600
Cigna Group (The)		7,000	2,314,060
CVS Health Corp.		4,100	282,818
Extendicare, Inc. (Canada)		19,800	205,597

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
GeneDx Holdings Corp.*		200	$18,462
Guardant Health, Inc.*		6,800	353,872
Hims & Hers Health, Inc.*(a)		2,100	104,685
Humana, Inc.		3,000	733,440
Labcorp Holdings, Inc.		1,500	393,765
Life Healthcare Group Holdings Ltd. (South Africa)		60,050	48,437
McKesson Corp.		1,000	732,780
Medipal Holdings Corp. (Japan)		23,200	376,257
Odontoprev SA (Brazil)		42,100	91,203
Option Care Health, Inc.*		8,200	266,336
Pediatrix Medical Group, Inc.*		10,850	155,698
Progyny, Inc.*		1,800	39,600
Tenet Healthcare Corp.*		3,300	580,800
UnitedHealth Group, Inc.		2,060	642,658
			12,663,553
Health Care REITs 0.1%
American Healthcare REIT, Inc.		2,600	95,524
CareTrust REIT, Inc.		9,600	293,760
Diversified Healthcare Trust		68,250	244,335
			633,619
Health Care Technology 0.0%
Waystar Holding Corp.*		3,300	134,871
Hotel & Resort REITs 0.0%
RLJ Lodging Trust		6,100	44,408
Service Properties Trust		10,300	24,617
			69,025
Hotels, Restaurants & Leisure 1.4%
Aristocrat Leisure Ltd. (Australia)		8,724	373,778
Bloomin’ Brands, Inc.		171,100	1,473,171
Booking Holdings, Inc.		730	4,226,145
Brinker International, Inc.*		1,100	198,363
Darden Restaurants, Inc.		12,700	2,768,219
Expedia Group, Inc.		3,000	506,040
Food & Life Cos. Ltd. (Japan)		4,800	233,411
Hiday Hidaka Corp. (Japan)		2,400	55,053
Hilton Grand Vacations, Inc.*		2,900	120,437
Indian Hotels Co. Ltd. (The) (India)		7,170	63,585
Kangwon Land, Inc. (South Korea)		2,616	35,412
Life Time Group Holdings, Inc.*		8,800	266,904
Lindblad Expeditions Holdings, Inc.*		1,300	15,171
Marriott Vacations Worldwide Corp.(a)		10,200	737,562
Meituan (China) (Class B Stock), 144A*		11,700	188,207
Metaplanet, Inc. (Japan)*		31,600	360,822
Potbelly Corp.*		1,100	13,475
Yum! Brands, Inc.		16,900	2,504,242
			14,139,997
Household Durables 0.2%
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)		30,000	188,341
Iida Group Holdings Co. Ltd. (Japan)		15,700	221,154
KB Home		2,100	111,237
M/I Homes, Inc.*		400	44,848
Meritage Homes Corp.		980	65,631
Open House Group Co. Ltd. (Japan)		600	27,133

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)		23,300	$605,808
Taylor Morrison Home Corp.*		4,500	276,390
			1,540,542
Household Products 0.2%
Colgate-Palmolive Co.		2,825	256,793
Energizer Holdings, Inc.		2,500	50,400
Essity AB (Sweden) (Class B Stock)		26,172	724,673
Henkel AG & Co. KGaA (Germany)		448	32,491
Kimberly-Clark Corp.		1,100	141,812
Reckitt Benckiser Group PLC (United Kingdom)		11,682	795,860
			2,002,029
Independent Power & Renewable Electricity Producers 0.1%
Clearway Energy, Inc. (Class C Stock)		14,200	454,400
Drax Group PLC (United Kingdom)		7,425	70,767
Electric Power Development Co. Ltd. (Japan)		19,500	332,723
			857,890
Industrial Conglomerates 0.4%
3M Co.		13,650	2,078,076
Sekisui Chemical Co. Ltd. (Japan)		3,300	59,765
Siemens AG (Germany)		5,006	1,285,832
Smiths Group PLC (United Kingdom)		7,125	219,766
			3,643,439
Industrial REITs 0.1%
GLP J-REIT (Japan)		68	61,241
LXP Industrial Trust		3,600	29,736
Prologis, Inc.		6,200	651,744
			742,721
Insurance 1.7%
AIA Group Ltd. (Hong Kong)		125,200	1,134,117
Allianz SE (Germany)		574	232,949
Allstate Corp. (The)		12,800	2,576,768
American International Group, Inc.		8,400	718,956
AXA SA (France)		20,091	986,569
BB Seguridade Participacoes SA (Brazil)		14,600	96,391
Dai-ichi Life Holdings, Inc. (Japan)		3,800	28,890
Fairfax Financial Holdings Ltd. (Canada)		200	361,006
First American Financial Corp.		7,700	472,703
Genworth Financial, Inc. (Class A Stock)*		41,400	322,092
Great-West Lifeco, Inc. (Canada)		8,200	311,862
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*		600	12,972
Heritage Insurance Holdings, Inc.*		8,800	219,472
Hippo Holdings, Inc.*		6,400	178,752
iA Financial Corp., Inc. (Canada)		2,500	274,078
Kemper Corp.		7,200	464,688
Mercury General Corp.		1,400	94,276
MetLife, Inc.		27,700	2,227,634
New China Life Insurance Co. Ltd. (China) (Class H Stock)		17,200	94,183
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)		47,000	300,016
Poste Italiane SpA (Italy), 144A		13,875	298,116
Power Corp. of Canada (Canada)		19,400	757,765
Powszechny Zaklad Ubezpieczen SA (Poland)		4,525	79,129
Progressive Corp. (The)		8,400	2,241,624

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Insurance (cont’d.)
QBE Insurance Group Ltd. (Australia)		45,590	$702,046
Sanlam Ltd. (South Africa)		25,500	127,746
Skyward Specialty Insurance Group, Inc.*		4,300	248,497
Talanx AG (Germany)		3,924	508,714
Travelers Cos., Inc. (The)		2,100	561,834
United Fire Group, Inc.		1,500	43,050
Universal Insurance Holdings, Inc.		800	22,184
			16,699,079
Interactive Media & Services 3.2%
Alphabet, Inc. (Class A Stock)		51,300	9,040,599
Alphabet, Inc. (Class C Stock)		42,040	7,457,476
Cargurus, Inc.*		600	20,082
Diamond Sports Group LLC*		5,129	70,524
EverQuote, Inc. (Class A Stock)*		2,300	55,614
Hello Group, Inc. (China), ADR		2,800	23,632
Meta Platforms, Inc. (Class A Stock)		18,769	13,853,211
NAVER Corp. (South Korea)		1,214	235,741
REA Group Ltd. (Australia)		375	59,384
Tencent Holdings Ltd. (China)		21,900	1,411,140
Ziff Davis, Inc.*		1,600	48,432
			32,275,835
IT Services 1.0%
Accenture PLC (Ireland) (Class A Stock)		500	149,445
Arabian Internet & Communications Services Co. (Saudi Arabia)		702	49,851
ASGN, Inc.*		3,600	179,748
BIPROGY, Inc. (Japan)		4,700	196,514
CGI, Inc. (Canada)		6,400	672,123
Cognizant Technology Solutions Corp. (Class A Stock)		39,500	3,082,185
Fujitsu Ltd. (Japan)		32,100	778,726
Indra Sistemas SA (Spain)		3,575	155,106
Infosys Ltd. (India)		3,024	56,497
NEC Corp. (Japan)		25,300	738,129
Persistent Systems Ltd. (India)		950	66,961
SCSK Corp. (Japan)		1,900	57,243
Simplex Holdings, Inc. (Japan)		5,200	140,693
Snowflake, Inc. (Class A Stock)*		12,800	2,864,256
Wipro Ltd. (India)		88,854	275,695
Wix.com Ltd. (Israel)*		500	79,230
Zensar Technologies Ltd. (India)		6,975	68,526
			9,610,928
Leisure Products 0.0%
Games Workshop Group PLC (United Kingdom)		143	31,829
Technogym SpA (Italy), 144A		6,291	90,137
			121,966
Life Sciences Tools & Services 0.2%
Adaptive Biotechnologies Corp.*		16,200	188,730
Danaher Corp.		6,300	1,244,502
Divi’s Laboratories Ltd. (India)		1,650	131,090
Niagen Bioscience, Inc.*		4,600	66,286
			1,630,608
Machinery 0.7%
Allison Transmission Holdings, Inc.		3,900	370,461

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Machinery (cont’d.)
Astec Industries, Inc.		900	$37,521
Atlas Copco AB (Sweden) (Class B Stock)		6,717	95,600
Chart Industries, Inc.*		400	65,860
Columbus McKinnon Corp.		7,600	116,052
Crane Co.		2,300	436,747
Cummins India Ltd. (India)		4,697	186,286
Douglas Dynamics, Inc.		4,500	132,615
Dover Corp.		4,800	879,504
Enpro, Inc.		600	114,930
Epiroc AB (Sweden) (Class B Stock)		1,729	33,149
ESCO Technologies, Inc.		1,600	306,992
Flowserve Corp.		21,100	1,104,585
HD Hyundai Heavy Industries Co. Ltd. (South Korea)*		220	69,440
Hillenbrand, Inc.		8,600	172,602
Komatsu Ltd. (Japan)		2,600	85,783
Konecranes OYJ (Finland)		6,342	503,946
Mitsubishi Heavy Industries Ltd. (Japan)		13,400	335,327
Mueller Industries, Inc.		400	31,788
Mueller Water Products, Inc. (Class A Stock)		3,200	76,928
NGK Insulators Ltd. (Japan)		4,700	58,993
REV Group, Inc.		2,500	118,975
Schindler Holding AG (Switzerland)		100	36,329
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)		21,400	177,086
Shyft Group, Inc. (The)		2,600	32,604
SPX Technologies, Inc.*		400	67,072
Tennant Co.		2,300	178,204
Terex Corp.		5,900	275,471
Tsubakimoto Chain Co. (Japan)		4,700	58,519
Wartsila OYJ Abp (Finland)		18,016	425,797
Worthington Enterprises, Inc.		1,300	82,732
Yutong Bus Co. Ltd. (China) (Class A Stock)		47,700	165,715
			6,833,613
Marine Transportation 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)		35	65,090
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)		20,000	34,818
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)		12,000	81,716
Matson, Inc.		1,200	133,620
Yang Ming Marine Transport Corp. (Taiwan)		34,000	82,652
			397,896
Media 0.2%
AMC Networks, Inc. (Class A Stock)*		3,500	21,945
Cable One, Inc.		200	27,162
Comcast Corp. (Class A Stock)		50,400	1,798,776
Fuji Media Holdings, Inc. (Japan)		10,800	249,149
Gray Media, Inc.		5,900	26,727
Stagwell, Inc.*		5,100	22,950
			2,146,709
Metals & Mining 0.6%
Agnico Eagle Mines Ltd. (Canada)		7,100	845,900
ARE Holdings, Inc. (Japan)		9,200	115,016
Barrick Mining Corp. (Canada)		29,300	609,991
BHP Group Ltd. (Australia)		15,246	366,782
Boliden AB (Sweden)*		4,271	133,466
Carpenter Technology Corp.		670	185,175
Centerra Gold, Inc. (Canada)		8,700	62,675
China Gold International Resources Corp. Ltd. (China)		9,000	82,080

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
China Hongqiao Group Ltd. (China)		58,000	$133,551
Coeur Mining, Inc.*		31,200	276,432
Commercial Metals Co.		5,750	281,233
Dundee Precious Metals, Inc. (Canada)		4,600	73,911
Fortescue Ltd. (Australia)		45,303	455,396
Harmony Gold Mining Co. Ltd. (South Africa)		7,923	110,240
Hindalco Industries Ltd. (India)		80,616	652,218
Kinross Gold Corp. (Canada)		44,800	700,087
Materion Corp.		200	15,874
Metallus, Inc.*		8,000	123,280
Mitsui Mining & Smelting Co. Ltd. (Japan)		7,800	271,954
Northern Star Resources Ltd. (Australia)		1,772	21,888
Olympic Steel, Inc.		700	22,813
Polyus PJSC (Russia)*^		37,040	—
Rio Tinto Ltd. (Australia)		1,610	113,972
Vedanta Ltd. (India)		30,877	166,259
West African Resources Ltd. (Australia)*		311,346	472,934
Western Mining Co. Ltd. (China) (Class A Stock)		52,200	121,405
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)		40,200	89,829
			6,504,361
Mortgage Real Estate Investment Trusts (REITs) 0.0%
AG Mortgage Investment Trust, Inc.		1,700	12,835
Apollo Commercial Real Estate Finance, Inc.		5,300	51,304
Ares Commercial Real Estate Corp.		3,000	14,310
Claros Mortgage Trust, Inc.		9,200	26,220
KKR Real Estate Finance Trust, Inc.		4,000	35,080
			139,749
Multi-Utilities 0.5%
AGL Energy Ltd. (Australia)		7,375	47,292
Avista Corp.		3,300	125,235
Black Hills Corp.		4,450	249,645
CMS Energy Corp.		11,900	824,432
DTE Energy Co.		5,500	728,530
Engie SA (France)		43,747	1,028,177
NiSource, Inc.		59,800	2,412,332
Northwestern Energy Group, Inc.		1,100	56,430
			5,472,073
Office REITs 0.0%
Hudson Pacific Properties, Inc.*		68,600	187,964
Paramount Group, Inc.		16,700	101,870
			289,834
Oil, Gas & Consumable Fuels 1.8%
Berry Corp.		7,000	19,390
Bharat Petroleum Corp. Ltd. (India)		22,500	87,128
BKV Corp. (Thailand)*		3,600	86,832
BW LPG Ltd. (Singapore), 144A		9,331	109,796
California Resources Corp.		1,500	68,505
Chevron Corp.		22,425	3,211,036
Coal India Ltd. (India)		38,595	176,489
Core Natural Resources, Inc.		1,400	97,636
Devon Energy Corp.		11,800	375,358
ENEOS Holdings, Inc. (Japan)		100,700	499,153
EOG Resources, Inc.		38,600	4,616,946
Excelerate Energy, Inc. (Class A Stock)		600	17,592

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.		37,325	$4,023,635
Friedrich Vorwerk Group SE (Germany)		875	60,462
Granite Ridge Resources, Inc.		6,200	39,494
Hafnia Ltd. (Singapore)		27,682	139,325
Hallador Energy Co.*		8,000	126,640
Idemitsu Kosan Co. Ltd. (Japan)		29,100	176,473
Indo Tambangraya Megah Tbk PT (Indonesia)		33,800	45,798
LUKOIL PJSC (Russia)*^		10,297	—
Murphy Oil Corp.		6,950	156,375
Oil & Natural Gas Corp. Ltd. (India)		85,477	243,450
Paramount Resources Ltd. (Canada) (Class A Stock)		3,600	57,288
PBF Energy, Inc. (Class A Stock)		5,800	125,686
Peabody Energy Corp.		16,350	219,417
Petroleo Brasileiro SA (Brazil)		16,600	103,882
Phillips 66		2,400	286,320
Riley Exploration Permian, Inc.		2,000	52,460
Rosneft Oil Co. PJSC (Russia)^		31,520	—
Secure Waste Infrastructure Corp. (Canada)		19,600	224,103
Shell PLC		19,143	667,891
SM Energy Co.		5,700	140,847
Suncor Energy, Inc. (Canada)		21,200	794,134
Talos Energy, Inc.*		1,400	11,872
United Tractors Tbk PT (Indonesia)		33,800	44,653
Valero Energy Corp.		1,100	147,862
Williams Cos., Inc. (The)		20,300	1,275,043
World Kinect Corp.		3,249	92,109
			18,621,080
Paper & Forest Products 0.0%
Sylvamo Corp.		3,000	150,300
Passenger Airlines 0.1%
Eva Airways Corp. (Taiwan)		208,000	283,907
InterGlobe Aviation Ltd. (India), 144A*		1,715	119,611
Pegasus Hava Tasimaciligi A/S (Turkey)*		46,000	297,012
Qantas Airways Ltd. (Australia)		54,173	382,709
SkyWest, Inc.*		1,360	140,040
Turk Hava Yollari AO (Turkey)		18,200	129,661
			1,352,940
Personal Care Products 0.0%
Edgewell Personal Care Co.		800	18,728
Gillette India Ltd. (India)		475	60,426
Nu Skin Enterprises, Inc. (Class A Stock)		4,900	39,151
			118,305
Pharmaceuticals 2.5%
Amneal Pharmaceuticals, Inc.*		29,900	241,891
AstraZeneca PLC (United Kingdom)		2,183	303,806
Axsome Therapeutics, Inc.*		800	83,512
Bristol-Myers Squibb Co.		60,900	2,819,061
Cipla Ltd. (India)		17,375	305,234
Elanco Animal Health, Inc.*		100,700	1,437,996
Eli Lilly & Co.		5,750	4,482,297
GSK PLC		44,245	843,596
H. Lundbeck A/S (Denmark)		20,125	115,610
Harmony Biosciences Holdings, Inc.*		6,800	214,880
Hikma Pharmaceuticals PLC (United Kingdom)		5,567	151,918
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (China) (Class A Stock)		22,500	163,155

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson		7,519	$1,148,527
Lupin Ltd. (India)		12,306	278,302
Merck & Co., Inc.		60,525	4,791,159
Novartis AG		14,341	1,740,669
Novo Nordisk A/S (Denmark) (Class B Stock)		4,369	302,746
Orion OYJ (Finland) (Class B Stock)		3,185	239,619
Otsuka Holdings Co. Ltd. (Japan)		1,700	84,285
Pfizer, Inc.		84,900	2,057,976
Phibro Animal Health Corp. (Class A Stock)		1,100	28,094
Prestige Consumer Healthcare, Inc.*		1,010	80,648
Roche Holding AG		5,298	1,729,373
Sanofi SA		1,498	145,027
Strides Pharma Science Ltd. (India)		5,736	60,197
Sun Pharmaceutical Industries Ltd. (India)		28,330	553,798
Takeda Pharmaceutical Co. Ltd. (Japan)		27,600	852,095
Tarsus Pharmaceuticals, Inc.*(a)		600	24,306
Trevi Therapeutics, Inc.*		7,400	40,478
Xeris Biopharma Holdings, Inc.*		45,400	212,018
Zoetis, Inc.		900	140,355
Zydus Lifesciences Ltd. (India)		10,925	126,189
			25,798,817
Professional Services 0.1%
Alight, Inc. (Class A Stock)		35,200	199,232
Computershare Ltd. (Australia)		17,839	467,990
Conduent, Inc.*		72,041	190,188
ExlService Holdings, Inc.*		6,400	280,256
JAC Recruitment Co. Ltd. (Japan)		11,400	80,006
TrueBlue, Inc.*		6,850	44,388
TTEC Holdings, Inc.*		11,150	53,632
			1,315,692
Real Estate Management & Development 0.4%
Anywhere Real Estate, Inc.*		9,750	35,295
Arabian Centres Co. (Saudi Arabia), 144A		4,697	24,320
Compass, Inc. (Class A Stock)*		3,600	22,608
Cushman & Wakefield PLC*		21,600	239,112
Daito Trust Construction Co. Ltd. (Japan)		800	87,135
DLF Ltd. (India)		52,895	517,097
Emaar Properties PJSC (United Arab Emirates)		249,827	926,768
Jones Lang LaSalle, Inc.*		7,100	1,816,038
Katitas Co. Ltd. (Japan)		2,600	45,056
Mitsubishi Estate Co. Ltd. (Japan)		3,200	59,991
Oberoi Realty Ltd. (India)		1,025	22,790
Tokyu Fudosan Holdings Corp. (Japan)		7,800	55,741
			3,851,951
Residential REITs 0.0%
Elme Communities		7,500	119,250
Retail REITs 0.1%
InvenTrust Properties Corp.		3,200	87,680
Kite Realty Group Trust		2,500	56,625
Klepierre SA (France)		19,453	769,158
SITE Centers Corp.		10,100	114,231
			1,027,694

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc.		15,300	$3,641,706
ASML Holding NV (Netherlands)		736	589,784
Broadcom, Inc.		55,950	15,422,617
MediaTek, Inc. (Taiwan)		17,000	728,427
Micron Technology, Inc.		1,600	197,200
NVIDIA Corp.		219,000	34,599,810
Photronics, Inc.*		8,400	158,172
QUALCOMM, Inc.		11,100	1,767,786
Rambus, Inc.*		5,300	339,306
Silicon Laboratories, Inc.*		1,800	265,248
SiTime Corp.*		630	134,240
SK Hynix, Inc. (South Korea)		5,512	1,187,735
Synaptics, Inc.*		3,700	239,834
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)		118,000	4,315,184
Tokyo Electron Ltd. (Japan)		2,000	383,019
Ultra Clean Holdings, Inc.*		2,700	60,939
			64,031,007
Software 6.0%
A10 Networks, Inc.		8,400	162,540
ACI Worldwide, Inc.*		6,500	298,415
Adeia, Inc.		4,050	57,267
Adobe, Inc.*		1,900	735,072
Blackbaud, Inc.*		200	12,842
Blend Labs, Inc. (Class A Stock)*		5,800	19,140
Box, Inc. (Class A Stock)*		8,150	278,486
Commvault Systems, Inc.*		1,950	339,943
Core Scientific, Inc.*(a)		10,400	177,528
D-Wave Quantum, Inc. (Canada)*		800	11,712
Freshworks, Inc. (Class A Stock)*		1,800	26,838
Intapp, Inc.*		4,800	247,776
Intuit, Inc.		6,400	5,040,832
Microsoft Corp.		72,516	36,070,184
Mitek Systems, Inc.*		19,200	190,080
Nutanix, Inc. (Class A Stock)*		3,400	259,896
Olo, Inc. (Class A Stock)*		19,400	172,660
Oracle Corp.		20,100	4,394,463
Palantir Technologies, Inc. (Class A Stock)*		7,300	995,136
Progress Software Corp.		1,700	108,528
Rakus Co. Ltd. (Japan)		5,800	92,968
Red Violet, Inc.		1,600	78,720
Salesforce, Inc.		16,200	4,417,578
Sansan, Inc. (Japan)*		1,800	26,620
SAP SE (Germany)		2,328	711,855
ServiceNow, Inc.*		1,950	2,004,756
Technology One Ltd. (Australia)		6,850	184,646
Teradata Corp.*		28,500	635,835
Verint Systems, Inc.*		120,100	2,362,367
Xero Ltd. (New Zealand)*		605	71,589
Yext, Inc.*		5,500	46,750
Zoom Communications, Inc. (Class A Stock)*		6,900	538,062
			60,771,084
Specialized REITs 0.3%
Equinix, Inc.		3,100	2,465,957
Iron Mountain, Inc.		6,300	646,191
PotlatchDeltic Corp.		5,500	211,035

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Safehold, Inc.		2,600	$40,456
Uniti Group, Inc.		24,000	103,680
			3,467,319
Specialty Retail 1.0%
Bic Camera, Inc. (Japan)		5,400	61,903
Fast Retailing Co. Ltd. (Japan)		500	171,432
Group 1 Automotive, Inc.		440	192,153
Home Depot, Inc. (The)		10,858	3,980,977
JB Hi-Fi Ltd. (Australia)		6,898	501,252
Lowe’s Cos., Inc.		8,975	1,991,283
National Vision Holdings, Inc.*		500	11,505
ODP Corp. (The)*		4,100	74,333
Pop Mart International Group Ltd. (China), 144A		27,400	933,496
Sally Beauty Holdings, Inc.*		4,300	39,818
ThredUp, Inc. (Class A Stock)*		20,300	152,047
Ulta Beauty, Inc.*		2,400	1,122,768
Urban Outfitters, Inc.*		4,300	311,922
Yellow Hat Ltd. (Japan)		5,400	57,715
			9,602,604
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.		125,554	25,759,914
Asustek Computer, Inc. (Taiwan)		3,000	66,322
Diebold Nixdorf, Inc.*		3,600	199,440
HP, Inc.		14,600	357,116
Samsung Electronics Co. Ltd. (South Korea)		4,402	194,664
Xiaomi Corp. (China) (Class B Stock), 144A*		141,600	1,089,999
			27,667,455
Textiles, Apparel & Luxury Goods 0.2%
adidas AG (Germany)		2,365	552,062
Amer Sports, Inc. (Finland)*		17,400	674,424
G-III Apparel Group Ltd.*		4,300	96,320
Kontoor Brands, Inc.		1,700	112,149
LVMH Moet Hennessy Louis Vuitton SE (France)		98	51,291
Page Industries Ltd. (India)		200	115,235
Wolverine World Wide, Inc.		2,300	41,584
			1,643,065
Tobacco 0.9%
Altria Group, Inc.		20,800	1,219,504
British American Tobacco PLC (United Kingdom)		3,537	168,172
Imperial Brands PLC (United Kingdom)		22,111	873,609
KT&G Corp. (South Korea)		1,060	100,050
Philip Morris International, Inc.		35,900	6,538,467
Scandinavian Tobacco Group A/S (Denmark), 144A		16,512	219,146
Turning Point Brands, Inc.		400	30,308
Universal Corp.		2,900	168,896
			9,318,152
Trading Companies & Distributors 0.3%
AerCap Holdings NV (Ireland)		1,700	198,900
BlueLinx Holdings, Inc.*		200	14,876
Finning International, Inc. (Canada)		1,900	81,232
Herc Holdings, Inc.		400	52,676
MRC Global, Inc.*		14,000	191,940

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
NPK International, Inc.*		12,500	$106,375
Sumitomo Corp. (Japan)		2,700	69,678
Titan Machinery, Inc.*		700	13,867
Toyota Tsusho Corp. (Japan)		29,600	670,477
WESCO International, Inc.		8,600	1,592,720
			2,992,741
Transportation Infrastructure 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)		4,800	63,132
Water Utilities 0.1%
American Water Works Co., Inc.		9,400	1,307,634
California Water Service Group		500	22,740
			1,330,374
Wireless Telecommunication Services 0.5%
Advanced Info Service PCL (Thailand)		15,800	135,424
America Movil SAB de CV (Mexico) (Class B Stock)		67,500	60,433
Bharti Airtel Ltd. (India)		15,370	360,335
Digicel International Finance Ltd. (Jamaica)*(x)		11,557	80,899
Etihad Etisalat Co. (Saudi Arabia)		7,865	124,355
Freenet AG (Germany)		2,185	71,230
Intelsat Emergence SA (Luxembourg)*		4,226	183,409
Telephone & Data Systems, Inc.		6,900	245,502
T-Mobile US, Inc.		12,800	3,049,728
Turkcell Iletisim Hizmetleri A/S (Turkey)		96,900	234,389
			4,545,704

Total Common Stocks (cost $402,626,103)			606,868,313
Preferred Stocks 0.2%
Banks 0.1%
Citigroup Capital XIII, 10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40		3,000	88,260
Itau Unibanco Holding SA (Brazil)(PRFC)		123,310	836,804
			925,064
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)		5,000	108,600
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)		748	58,781
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)		115,600	667,459
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)		3,708	136,028
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)		751	8,834

Total Preferred Stocks (cost $1,649,531)			1,904,766

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	9,592	$2,129

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 4.5%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		400	410,416
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		180	175,702
Series 2021-02, Class D, 144A	2.600	05/15/34		300	290,082
Series 2023-01, Class C, 144A	5.580	08/15/35		500	510,466
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		210	209,117
Series 2021-01A, Class C, 144A	1.420	07/14/28		500	491,570
Series 2023-01A, Class B, 144A	5.810	02/14/31		1,000	1,024,133
Series 2023-01A, Class C, 144A	6.140	02/14/31		400	413,103

Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E, 144A	11.366	12/15/32		10	10,065
					3,534,654
Collateralized Loan Obligations 2.8%
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.571(c)	04/30/31		231	231,388
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.910(c)	05/22/32	EUR	1,319	1,551,961
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,319	1,504,294

Elmwood CLO Ltd. (Cayman Islands), Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	10/20/37		2,000	2,004,185
Madison Park Funding Ltd. (Cayman Islands), Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.956(c)	01/15/38		1,750	1,753,996
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.733(c)	05/15/37	EUR	2,500	2,954,793
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.581(c)	04/20/31		168	168,071
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.698(c)	10/15/34		3,500	3,503,752
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.631(c)	07/20/34		4,000	4,010,582
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.036(c)	04/22/35	EUR	3,323	3,906,289
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.839(c)	07/20/37		2,000	2,008,394
Toro European CLO DAC (Ireland), Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.929(c)	04/15/37	EUR	1,750	2,066,383
Wellfleet CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.456(c)	04/15/33		2,500	2,504,574
					28,168,662
Consumer Loans 0.6%
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33		1,000	1,007,680
Series 2025-02A, Class C, 144A	5.260	07/15/33		1,200	1,204,007

GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		52	53,496

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320%	04/21/31	100	$97,415
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31	700	670,810
Onemain Financial Issuance Trust, Series 2025-01A, Class C, 144A	5.200	07/14/38	400	401,000
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	400	389,983
Series 2022-02A, Class D, 144A	6.550	10/14/34	800	804,174
Series 2023-02A, Class C, 144A	6.740	09/15/36	200	206,116
Series 2023-02A, Class D, 144A	7.520	09/15/36	200	205,871

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	229	227,648
Stream Innovations Issuer Trust, Series 2025-01A, Class A, 144A	5.050	09/15/45	500	503,594
				5,771,794
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40	23	22,967
Home Equity Loans 0.4%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	377	380,751
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	145	145,998

JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.002(c)	03/20/54	165	165,746
RCKT Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	522	524,539
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	191	194,476
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	69	69,699
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	68	68,778
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	227	229,353
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	630	627,643
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	500	498,264
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	500	499,996
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	465	468,791
				3,874,034
Other 0.3%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.654(c)	10/16/28	600	599,678
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	700	672,510
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.905(c)	02/25/55	666	667,280
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27	600	604,070
Tricon Residential Trust, Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.412(c)	03/17/42	699	698,907
				3,242,445

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 144A	2.730%	10/25/48	5	$5,395
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 144A	3.130	02/15/68	44	43,192
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	68	66,687
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	147	140,675
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	15	14,588
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	201	193,572
				464,109

Total Asset-Backed Securities (cost $44,332,895)				45,078,665
Commercial Mortgage-Backed Securities 5.0%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	979,377
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,617,810

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.727(cc)	02/15/50	40,575	327,225
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,319,285
Series 2020-C07, Class XB, IO	1.083(cc)	04/15/53	4,900	209,383
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,651,086
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,372,626
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,681,108
Series 2019-B15, Class A2	2.914	12/15/72	371	351,550
Series 2020-B17, Class A4	2.042	03/15/53	650	573,208
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,444,438

BMO Mortgage Trust, Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,901,800
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	6.623(c)	11/15/38	857	855,691
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.003(c)	08/15/39	777	779,488

BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.375(c)	10/15/36	1,350	1,346,625
BXMT Ltd., Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.953(c)	10/18/42	415	411,929
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.932(c)	09/15/38	750	750,932
CFK Trust, Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,094,370
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,351,674
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,274,325
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	210,804
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,000	27,215

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,476,000
CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	723	702,339
Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	705	698,578
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.464(cc)	03/25/26	1,988	13,928

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372%(cc)	08/10/41	1,100	$1,112,222
GS Mortgage Securities Trust, Series 2021-GSA03, Class XB, IO	0.736(cc)	12/15/54	35,000	1,240,676
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	450	105,750
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	5.926(c)	09/15/29	270	260,901
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,242,300
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,209,471
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,297,588

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	8.609(c)	03/15/39	500	498,338
NJ Trust, Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	500	525,883
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	900	920,687
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	275	284,833
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	610	637,054
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,382,751
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,620,881
Series 2018-C09, Class A3	3.854	03/15/51	350	344,339
Series 2018-C14, Class A3	4.180	12/15/51	735	725,446
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A3	3.162	03/15/59	780	772,388
Series 2016-C34, Class A3	2.834	06/15/49	800	790,894
Series 2016-C35, Class A3	2.674	07/15/48	944	929,071
Series 2016-NXS06, Class A3	2.642	11/15/49	1,493	1,473,962
Series 2017-C38, Class A4	3.190	07/15/50	621	607,926
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,036,532
Series 2018-C48, Class A4	4.037	01/15/52	1,622	1,601,428
Series 2019-C52, Class A3	2.631	08/15/52	161	158,515

Total Commercial Mortgage-Backed Securities (cost $52,603,977)				50,202,630
Corporate Bonds 13.6%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,831,294
Sr. Unsec’d. Notes	3.625	03/01/48	555	382,614
Sr. Unsec’d. Notes	5.705	05/01/40	175	172,601
Sr. Unsec’d. Notes	5.930	05/01/60	280	266,015
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	500	502,010
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	35	36,269
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	49,968
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	30	31,436
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	38	38,239

RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	234,144
				3,544,590
Agriculture 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	106,164
Gtd. Notes	6.343	08/02/30	100	107,470

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448%	03/16/28	1,410	$1,411,967
Gtd. Notes	5.931	02/02/29	30	31,438

Philip Morris International, Inc., Sr. Unsec’d. Notes	4.750	02/12/27	750	756,611
				2,413,650
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	125	121,156
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	149,697
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	262,343
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	10/11/27	41	40,616
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	258,152
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	58,257
				890,221
Auto Manufacturers 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	125	96,155
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	194,741
Sr. Unsec’d. Notes	2.900	02/16/28	425	398,566
Sr. Unsec’d. Notes	4.125	08/17/27	200	195,420
Sr. Unsec’d. Notes	7.350	03/06/30	385	406,291

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	80	84,583
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,143,434
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.400	06/23/32	480	485,948
				4,005,138
Auto Parts & Equipment 0.1%
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.150	09/13/34	400	385,546
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,942
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	250,170
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	77,339
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	650	642,738
				1,381,735
Banks 3.2%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	200	197,375
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	579,426
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	423,453

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.593%(ff)	07/21/28	160	$157,527
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	204,677
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,819,354
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	113,237
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	349,030
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,053,746
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	610	614,168
Sr. Unsec’d. Notes(a)	5.367(ff)	02/25/31	1,075	1,095,733
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	706,739
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	613,201

Capital One NA, Sr. Unsec’d. Notes	4.250	03/13/26	315	314,214
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	201,898
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	400	415,448
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	163,889
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	797,997
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	250,340
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	285,472
Sr. Unsec’d. Notes	3.700	01/12/26	200	199,063
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,486,418
Sr. Unsec’d. Notes	4.650	07/23/48	55	47,439
Sub. Notes	4.450	09/29/27	195	195,125

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	880,741
Deutsche Bank AG (Germany), Sub. Notes	7.079(ff)	02/10/34	250	265,603
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(x)	12.000	10/01/28	50	53,767
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	283,988
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	387,669
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	406,106
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,249,731
Sr. Unsec’d. Notes	3.750	02/25/26	50	49,757
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	186,883
Sr. Unsec’d. Notes	3.850	01/26/27	410	407,322
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	94,467
Sub. Notes	6.750	10/01/37	275	301,755
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	981,784
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	334,911
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	107,498
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	444,759
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	141,166
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,577,097
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	84,942
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	250,497
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	472,298
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	236,509
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	870,407
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,155,019
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	239,450
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	188,364

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	2.943%(ff)	01/21/33	485	$432,835

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	985,450
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.954	07/08/33	1,095	1,095,000
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	251,889
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	449,108
UniCredit SpA (Italy), Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	366,567
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	755,793
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,409,230
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	938,508
				32,621,839
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	146,319
Gtd. Notes	4.900	02/01/46	403	366,752
				513,071
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	355	352,095
Building Materials 0.1%
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	425	424,567
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	200	186,139
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	144,050
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	40	41,261

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	283,938
				1,079,955
Chemicals 0.2%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	225	199,819
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	604	526,084
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	50	46,445
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	16,283
Sr. Unsec’d. Notes	9.400	05/15/39	31	40,614

FMC Corp., Sr. Unsec’d. Notes(a)	5.650	05/18/33	400	395,576
Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29	60	56,890
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	245	248,215

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		413	$427,265
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	196,000
Gtd. Notes	6.500	09/27/28		200	189,800
					2,342,991
Commercial Services 0.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	130,990
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		220	222,790
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	216,695
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		20	22,941
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	58,999
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	184,523
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		210	210,736
Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32		80	80,880
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	188,572
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	34,942
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	183,726
Gtd. Notes	3.875	02/15/31		62	58,285

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	526,980
					2,121,059
Computers 0.0%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		200	188,802
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		131	143,392
					332,194
Diversified Financial Services 0.2%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		320	339,831
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		120	119,862
Gtd. Notes, 144A	6.000	01/15/27		400	400,436

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		350	335,345
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		325	311,906
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	6.150	12/06/28		200	208,180
					1,715,560

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.2%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365%	06/15/26	335	$336,743
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	127,825
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	3.750	03/01/31	100	94,860
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	173,406
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	148,017
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	222,488
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	135,411
General Ref. Mortgage, Series Z	2.400	09/01/26	170	166,239

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	428,560
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	571,608
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	473,109
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	58,731
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	206,069
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	139,411
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	385	380,519
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.500	07/12/31	1,190	1,043,104
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	202,250
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	450	471,375

Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	312,255
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	64,423
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	32,970
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	283,806
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	228,006
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,255
Gtd. Notes, 144A	3.375	02/15/29	50	47,182
Gtd. Notes, 144A	3.625	02/15/31	125	115,084
Gtd. Notes, 144A	3.875	02/15/32	275	252,952
Gtd. Notes, 144A	5.250	06/15/29	225	223,878
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	83,087
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	121,046
Sr. Unsec’d. Notes	4.150	04/01/48	175	135,168
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	183,055
Sr. Sec’d. Notes	3.250	06/01/31	510	458,266

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55	125	118,559
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	28,809

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37		125	$132,526
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48		230	178,610
Southern California Edison Co., First Mortgage	5.300	03/01/28		490	496,256
Southwestern Public Service Co., First Mortgage	3.700	08/15/47		250	183,114
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29		1,135	1,077,238
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		200	202,407
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		650	665,369

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.625	02/15/27		550	549,803
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41		105	92,193
					11,696,042
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	313,665
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	328,376
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		85	88,035
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	164,835
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	198,500
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	165,175
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	329,670

TopBuild Corp., Gtd. Notes, 144A(a)	4.125	02/15/32		80	74,218
					1,662,474
Entertainment 0.1%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	129,512
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	202,240
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		50	33,600
Gtd. Notes	5.141	03/15/52		54	33,310

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(a)	7.125	02/15/31		140	149,171
					547,833
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		80	83,595
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		325	295,748
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	750	966,431

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	500	$682,619
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	6.500	12/01/52		260	268,605
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Gtd. Notes, 144A	6.375	02/25/55		266	272,044
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	71,509
Gtd. Notes, 144A	4.375	01/31/32		200	187,198
					2,744,154
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.750	05/20/27		350	347,274
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	539,784
Sr. Unsec’d. Notes	4.800	02/15/44		40	35,361

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	717,059
					1,639,478
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		400	384,056
Healthcare-Services 0.6%
Cigna Group (The), Gtd. Notes	4.500	02/25/26		631	630,509
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		200	191,663
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	75,180
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	39,420
Sr. Unsec’d. Notes	4.650	01/15/43		30	26,277

HCA, Inc., Gtd. Notes, MTN	7.750	07/15/36		400	457,932
Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30		360	322,494
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	114,700
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	354,041

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30		1,110	1,102,402
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	108,635
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31		1,155	1,021,184
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	175,600
Unsec’d. Notes, Series H	2.746	10/01/26		50	48,895

Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30		450	436,036

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200%	04/15/63	1,475	$1,312,465
Sr. Unsec’d. Notes	5.300	06/15/35	75	76,434
				6,493,867
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	790	837,348
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	537,966
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	149,024
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	648,844
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	506,770
Gtd. Notes, 144A	5.875	06/15/27	90	91,439
				1,934,043
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	60	58,348
Sr. Unsec’d. Notes	6.625	05/15/32	25	23,914

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	225	206,552
				288,814
Insurance 0.2%
CNA Financial Corp., Sr. Unsec’d. Notes	5.125	02/15/34	150	150,185
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000	12/07/33	875	907,539
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	77,069
Gtd. Notes, 144A	3.951	10/15/50	180	131,813
Gtd. Notes, 144A	4.569	02/01/29	350	350,386

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	114,997
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	25	22,341
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	123,388
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	13,320
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	194,789
Sub. Notes, 144A	6.850	12/16/39	22	24,807
				2,110,634
Internet 0.0%
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	66	67,848

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.0%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875%	07/15/32	125	$126,406
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.875	11/01/29	95	93,548
Gtd. Notes, 144A	7.375	05/01/33	55	51,618
				271,572
Leisure Time 0.1%
Carnival Corp., Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	243,737
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	43	43,054
NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	125	126,723
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	225	224,269
				637,783
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	300	271,606
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	554,207
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	822,341

MGM Resorts International, Gtd. Notes	6.500	04/15/32	220	223,545
				1,871,699
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,370
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	125	131,947
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	89	89,505
				273,822
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	100	93,317
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	375	373,571
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	120	104,064
Sr. Sec’d. Notes	6.384	10/23/35	110	115,545
Sr. Sec’d. Notes	6.484	10/23/45	172	170,411
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	14,602
Gtd. Notes	5.500	05/15/64	700	651,649

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34	1,380	1,360,989
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	100	66,645
Gtd. Notes	7.375	07/01/28	100	72,215
Gtd. Notes	7.750	07/01/26	400	355,328

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27		400	$411,838
Time Warner Cable LLC,
Sr. Sec’d. Notes	4.500	09/15/42		320	254,737
Sr. Sec’d. Notes	5.500	09/01/41		140	127,235

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	223,266
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	374,651
					4,770,063
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		280	282,030
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		75	76,501
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	199,927
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34		445	456,753
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		200	196,726
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35		95	108,971
					1,320,908
Miscellaneous Manufacturing 0.0%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		450	448,900
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29		50	51,163
Oil & Gas 0.8%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31		450	401,119
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		79	96,463
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	09/22/25(oo)		156	155,610
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37		950	999,173
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		190	168,282
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		75	76,886
Gtd. Notes, 144A	8.625	11/01/30		25	25,374

ConocoPhillips Co., Gtd. Notes	3.758	03/15/42		150	120,017
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		105	102,559
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	32,342
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		104	87,516
Sr. Unsec’d. Notes	6.875	04/29/30		68	67,184

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia), (cont’d.)
Sr. Unsec’d. Notes	7.750%	02/01/32		275	$269,844
Sr. Unsec’d. Notes	8.625	01/19/29		525	554,600

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	109,794
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		200	194,208
Gtd. Notes, 144A	5.875	02/01/29		125	125,544
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	49,361
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		100	97,399
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	48,366
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	143,407
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		54	53,243
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		65	63,891
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.076(c)	09/30/29		54	53,243

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		175	178,789
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	330	447,086
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		49	47,082
Gtd. Notes	6.500	03/13/27		883	876,819
Gtd. Notes	6.700	02/16/32		10	9,284
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	224,253
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	275,818
Gtd. Notes, MTN	6.875	08/04/26		800	799,624
Gtd. Notes, MTN	8.750	06/02/29		180	186,044

Phillips 66 Co., Gtd. Notes	3.550	10/01/26		360	356,128
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		70	64,520
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	874,837
					8,435,709
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	332,431
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		780	718,890
Ball Corp.,
Gtd. Notes	2.875	08/15/30		175	157,755
Gtd. Notes	6.000	06/15/29		250	256,695

Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/32		75	76,866
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		25	25,346
					1,235,552
Pharmaceuticals 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.550	03/15/35		430	417,544
Sr. Unsec’d. Notes	4.700	05/14/45		740	662,730

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

AdaptHealth LLC, Gtd. Notes, 144A	6.125%	08/01/28	125	$125,076
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	150	123,469
Gtd. Notes, 144A	5.000	02/15/29	75	52,500
Gtd. Notes, 144A	5.250	01/30/30	50	31,407
Gtd. Notes, 144A	5.250	02/15/31	350	206,062
Gtd. Notes, 144A	6.250	02/15/29	50	35,278
Gtd. Notes, 144A	7.000	01/15/28	250	209,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	42,356
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	760,162
Sr. Unsec’d. Notes	4.300	03/25/28	359	357,483
Sr. Unsec’d. Notes	5.125	07/20/45	357	315,751
Sr. Unsec’d. Notes	5.300	12/05/43	45	40,910

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	200	173,632
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	186,066
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	647,441
Viatris, Inc., Gtd. Notes	4.000	06/22/50	40	26,649
				4,414,266
Pipelines 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	349,705
Gtd. Notes, 144A	6.625	02/01/32	70	72,306

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	341,202
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	10	8,455
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	613,024
Sr. Unsec’d. Notes	4.950	06/15/28	210	213,036
Sr. Unsec’d. Notes	5.000	05/15/50	170	142,242
Sr. Unsec’d. Notes	5.300	04/15/47	500	440,430
Sr. Unsec’d. Notes	6.400	12/01/30	150	161,790
Sr. Unsec’d. Notes	6.550	12/01/33	80	86,796

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	185	166,921
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	317,399
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	142,419
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	570,329
Sr. Unsec’d. Notes	4.500	04/15/38	175	154,937
Sr. Unsec’d. Notes	4.700	04/15/48	195	158,183
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,474

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	204,112
ONEOK, Inc., Gtd. Notes	4.500	03/15/50	250	192,679
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	162,709

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28	275	$273,398
Gtd. Notes, 144A	6.000	12/31/30	125	122,739
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	28,307
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	27,788

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	245	238,789
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,135,406
Sr. Unsec’d. Notes	5.300	03/01/48	20	16,732
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	193,175
Sr. Unsec’d. Notes	5.150	03/15/34	340	339,603
Sr. Unsec’d. Notes	5.400	03/02/26	430	432,325
Sr. Unsec’d. Notes	5.400	03/04/44	175	164,422
				7,488,832
Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	333,121
Gtd. Notes, 144A	5.375	08/01/28	275	273,159
				606,280
Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., Sr. Unsec’d. Notes	5.200	02/15/29	855	875,466
Brandywine Operating Partnership LP, Gtd. Notes(a)	4.550	10/01/29	450	425,410
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	345	334,903
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	42,198
Sr. Unsec’d. Notes	4.750	02/15/28	350	324,067

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	175,156
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	287,283
Gtd. Notes	5.250	12/15/32	950	965,789

MPT Operating Partnership LP/MPT Finance Corp., Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	26,179
Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28	800	784,607
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	205	210,802
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.125	02/01/29	350	330,578
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	1,395	1,235,777
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28	432	457,720
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	545	443,925
				6,919,860

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125%	06/15/29		100	$102,625
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	158,432
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		107	110,238
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		225	236,616
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	648,185
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	440,500

Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		345	342,330
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	214,734
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		100	102,688
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		325	325,058
					2,681,406
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,585,085
Software 0.1%
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		55	56,231
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28		620	637,096
					693,327
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		1,240	1,067,642
Sr. Unsec’d. Notes	2.550	12/01/33		129	107,986
Sr. Unsec’d. Notes	3.550	09/15/55		115	77,572
Sr. Unsec’d. Notes	4.500	05/15/35		125	119,099
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		42	4
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		30	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%(x)	11.250	05/25/27		240	242,395
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28		31	31,278
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)		125	128,511
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	203,658
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		625	637,500
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	10.000	10/15/32		350	353,857
Sr. Sec’d. Notes, 144A	6.875	06/30/33		140	142,443
Sr. Sec’d. Notes, 144A(a)	10.750	12/15/30		200	226,700
Sr. Sec’d. Notes, 144A	11.000	11/15/29		447	514,527

Rogers Communications, Inc. (Canada), Gtd. Notes(a)	5.300	02/15/34		1,065	1,064,754

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		300	$363,953
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750 or PIK N/A	11.750	03/01/28	GBP	113	16,256
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,711,107
Gtd. Notes	2.625	02/15/29		275	258,236
Gtd. Notes	3.750	04/15/27		75	74,244

Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.401	07/02/37		4	4,361
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	381,610
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		60	62,840
					7,790,533
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	144,460
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	184,308
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	184,202
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		105	104,095
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		25	26,085
Gtd. Notes, 144A	7.125	02/01/32		80	83,789
					726,939
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.550	05/01/28		785	806,468

Total Corporate Bonds (cost $141,969,403)					137,166,882
Floating Rate and Other Loans 0.1%
Auto Parts & Equipment 0.0%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077(c)	01/28/32		100	99,844
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		35	31,675
Leisure Time 0.1%
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32	EUR	375	439,320
Metal Fabricate/Hardware 0.0%
Doncasters US Finance LLC (United Kingdom), 2025 Term Loan, 3 Month SOFR + 6.500%^	10.796(c)	04/23/30		200	197,006

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 0.0%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780%(c)	05/25/27	355	$352,661

Total Floating Rate and Other Loans (cost $1,048,151)				1,120,506
Municipal Bonds 0.2%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	34,517
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	231,279
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	242,839
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	17,395
				491,513
Illinois 0.0%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	176,901
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	87	87,456
				264,357
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	316,082
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	347,502
Taxable, Revenue Bonds, Series B	2.437	04/01/40	215	156,998
				820,582
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	196,984
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	63,375
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	79,213
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	59,736

Total Municipal Bonds (cost $2,227,913)				2,010,277

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities 2.2%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850%(cc)	04/25/63		945	$906,314
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	5.118(cc)	02/25/35		4	3,790
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.455(c)	01/26/32		61	60,825
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.005(c)	01/26/32		360	370,511

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	6.550(cc)	02/25/37		7	6,929
CIM Trust, Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		446	449,723
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170(cc)	09/25/62		231	230,837
COLT Mortgage Loan Trust, Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		481	483,828
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.555(c)	03/25/42		105	113,660
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.555(c)	03/25/42		90	95,815

COOPR Residential Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60		800	803,996
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57		154	149,178
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		302	286,941

Eagle Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.755(c)	04/25/34		160	161,471
EFMT,
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60		383	386,000
Series 2025-NQM02, Class A1, 144A	5.596(cc)	06/25/70		800	803,502

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.305(c)	11/25/41		89	90,055
Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42		486	483,653
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.305(c)	11/25/50		250	276,555
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.955(c)	01/25/34		39	39,255
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.705(c)	10/25/41		200	205,389
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.405(c)	09/25/41		300	302,423
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.655(c)	12/25/41		200	202,238
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.205(c)	04/25/42		100	103,000
Freddie Mac REMIC,
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		1,205	1,206,397
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		700	700,617

GS Mortgage-Backed Securities Trust, Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65		500	501,644
Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.105(c)	01/25/34		52	51,800
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	6.813(cc)	07/25/35		1	1,458
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		356	357,511

Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.188(c)	01/24/63	EUR	273	322,234
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66		108	108,451
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		994	990,954
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	251,311
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		600	601,827

Lincoln Senior Participation Trust^, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%	7.070	08/04/25		548	548,246
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.049(c)	05/26/66	EUR	366	430,538

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250%(cc)	05/25/62		11	$11,040
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.184(c)	01/25/48		40	38,831
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.205(c)	04/25/34		153	154,150
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.084(c)	06/25/57		35	34,481
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		298	299,568
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		600	600,751
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.805(c)	05/25/33		981	1,004,621
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.658(c)	03/29/27		628	642,078

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		458	437,065
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		557	557,878
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/54		719	701,547
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		633	615,362
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.005(c)	11/25/31		156	158,138
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.005(c)	07/25/33		81	81,401
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		203	204,403
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		425	423,453
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44		369	370,163
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45		466	468,755
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55		900	905,090

Santander Mortgage Asset Receivable Trust, Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		584	588,572
Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.899(c)	06/24/71	EUR	90	106,254
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	6.525(cc)	02/25/34		6	6,298
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64		355	356,837
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55		390	391,613

Total Residential Mortgage-Backed Securities (cost $22,048,315)					22,247,225
Sovereign Bonds 0.7%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	177,187
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	04/25/30		270	279,315
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	438,020
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	196,402
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28		370	363,895
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	300	316,612
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	225,357
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	703	782,295

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	198,800
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	98,025

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Series 10Y	2.875%	10/17/29		2,000	$1,878,911
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	733,824
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	96,555
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	397	465,454
Sr. Unsec’d. Notes	6.250	05/26/28		200	206,500
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	117,243
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		397	400,126
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	206,500

Total Sovereign Bonds (cost $6,980,468)					7,181,021
U.S. Government Agency Obligations 8.7%
Federal Home Loan Bank	5.500	07/15/36		135	146,964
Federal Home Loan Mortgage Corp.	1.500	10/01/36		1,344	1,194,378
Federal Home Loan Mortgage Corp.	2.000	12/01/50		441	351,717
Federal Home Loan Mortgage Corp.	2.000	04/01/51		300	238,885
Federal Home Loan Mortgage Corp.	2.500	09/01/46		328	278,343
Federal Home Loan Mortgage Corp.	2.500	08/01/50		466	390,721
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,690	1,408,446
Federal Home Loan Mortgage Corp.	2.500	05/01/51		456	381,204
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,463	1,214,457
Federal Home Loan Mortgage Corp.	2.500	07/01/51		724	603,304
Federal Home Loan Mortgage Corp.	2.500	07/01/51		932	776,849
Federal Home Loan Mortgage Corp.	2.500	08/01/51		540	455,293
Federal Home Loan Mortgage Corp.	2.500	01/01/52		457	384,977
Federal Home Loan Mortgage Corp.	2.500	04/01/52		469	394,393
Federal Home Loan Mortgage Corp.	3.000	11/01/51		490	426,173
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,062	932,700
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,673	1,452,506
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,571	1,361,663
Federal Home Loan Mortgage Corp.	3.500	03/01/52		766	693,902
Federal Home Loan Mortgage Corp.	3.500	05/01/52		1,679	1,514,062
Federal Home Loan Mortgage Corp.	4.000	05/01/52		305	283,825
Federal Home Loan Mortgage Corp.	4.500	10/01/39		48	48,205
Federal Home Loan Mortgage Corp.	4.500	06/01/52		947	907,460
Federal Home Loan Mortgage Corp.	4.500	09/01/52		265	253,673
Federal Home Loan Mortgage Corp.	5.000	04/01/34		4	4,226
Federal Home Loan Mortgage Corp.	5.000	05/01/34		9	9,137
Federal Home Loan Mortgage Corp.	5.000	10/01/35		13	12,713
Federal Home Loan Mortgage Corp.	5.000	11/01/41		105	106,203
Federal Home Loan Mortgage Corp.	5.500	12/01/33		9	8,676
Federal Home Loan Mortgage Corp.	5.500	05/01/34		1	1,416
Federal Home Loan Mortgage Corp.	5.500	07/01/34		20	20,378
Federal Home Loan Mortgage Corp.	5.500	05/01/37		3	3,599
Federal Home Loan Mortgage Corp.	5.500	10/01/37		6	6,615
Federal Home Loan Mortgage Corp.	5.500	04/01/55		1,000	1,000,469
Federal Home Loan Mortgage Corp.	5.500	05/01/55		500	500,550
Federal Home Loan Mortgage Corp.	6.000	01/01/34		11	10,970
Federal Home Loan Mortgage Corp.	6.000	12/01/52		497	506,782
Federal Home Loan Mortgage Corp.	6.000	12/01/54		1,706	1,734,243
Federal Home Loan Mortgage Corp.	7.000	10/01/31		—(r)	16
Federal Home Loan Mortgage Corp.	7.000	05/01/32		3	3,004
Federal National Mortgage Assoc.	1.500	02/01/51		926	696,495
Federal National Mortgage Assoc.	1.500	03/01/51		1,453	1,093,371
Federal National Mortgage Assoc.	1.500	06/01/51		883	664,018
Federal National Mortgage Assoc.	2.000	TBA		4,500	3,561,244
Federal National Mortgage Assoc.	2.000	06/01/50		1,543	1,233,450
Federal National Mortgage Assoc.	2.000	11/01/50		2,589	2,066,898
Federal National Mortgage Assoc.	2.000	12/01/50		1,143	911,637

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.000%	04/01/51	3,655	$2,908,061
Federal National Mortgage Assoc.	2.500	TBA	2,000	1,657,941
Federal National Mortgage Assoc.	2.500	06/01/50	434	364,739
Federal National Mortgage Assoc.	2.500	10/01/50	1,739	1,449,608
Federal National Mortgage Assoc.	2.500	01/01/51	1,411	1,179,346
Federal National Mortgage Assoc.	2.500	02/01/51	469	391,284
Federal National Mortgage Assoc.	2.500	03/01/51	388	323,960
Federal National Mortgage Assoc.	2.500	07/01/51	2,040	1,700,174
Federal National Mortgage Assoc.	2.500	02/01/52	425	358,134
Federal National Mortgage Assoc.	2.500	03/01/52	570	479,478
Federal National Mortgage Assoc.	3.000	02/01/47	836	755,191
Federal National Mortgage Assoc.	3.000	12/01/51	1,199	1,044,773
Federal National Mortgage Assoc.	3.000	02/01/52	379	328,860
Federal National Mortgage Assoc.(k)	3.000	03/01/52	2,356	2,042,898
Federal National Mortgage Assoc.	3.500	11/01/42	1,041	976,991
Federal National Mortgage Assoc.	3.500	07/01/47	97	91,302
Federal National Mortgage Assoc.	3.500	01/01/52	343	310,942
Federal National Mortgage Assoc.	3.500	02/01/52	1,042	945,261
Federal National Mortgage Assoc.	3.500	04/01/52	1,395	1,258,691
Federal National Mortgage Assoc.	3.500	06/01/52	311	281,781
Federal National Mortgage Assoc.	4.000	04/01/52	1,505	1,399,707
Federal National Mortgage Assoc.	4.000	05/01/52	3,053	2,845,140
Federal National Mortgage Assoc.	4.000	06/01/52	642	598,105
Federal National Mortgage Assoc.	4.500	09/01/39	37	37,186
Federal National Mortgage Assoc.	4.500	08/01/40	34	33,940
Federal National Mortgage Assoc.	4.500	02/01/44	47	46,742
Federal National Mortgage Assoc.	4.500	08/01/44	107	104,833
Federal National Mortgage Assoc.	4.500	01/01/45	89	87,651
Federal National Mortgage Assoc.	4.500	05/01/52	405	387,813
Federal National Mortgage Assoc.	4.500	06/01/52	1,328	1,272,304
Federal National Mortgage Assoc.	5.000	TBA	4,000	3,919,601
Federal National Mortgage Assoc.	5.000	07/01/35	8	8,475
Federal National Mortgage Assoc.	5.000	02/01/36	18	18,591
Federal National Mortgage Assoc.	5.000	06/01/52	362	356,625
Federal National Mortgage Assoc.	5.000	07/01/52	1,974	1,944,605
Federal National Mortgage Assoc.	5.500	TBA	2,500	2,499,428
Federal National Mortgage Assoc.	5.500	06/01/33	3	3,298
Federal National Mortgage Assoc.	5.500	08/01/33	8	8,158
Federal National Mortgage Assoc.	5.500	09/01/33	6	5,997
Federal National Mortgage Assoc.	5.500	09/01/33	16	16,272
Federal National Mortgage Assoc.	5.500	01/01/34	6	6,013
Federal National Mortgage Assoc.	5.500	01/01/34	8	7,732
Federal National Mortgage Assoc.	5.500	07/01/34	14	14,338
Federal National Mortgage Assoc.	5.500	08/01/52	249	249,463
Federal National Mortgage Assoc.	5.500	11/01/52	3,279	3,298,567
Federal National Mortgage Assoc.	5.500	07/01/55	1,001	1,000,807
Federal National Mortgage Assoc.	6.000	01/01/34	3	2,645
Federal National Mortgage Assoc.	6.000	01/01/34	56	58,092
Federal National Mortgage Assoc.	6.000	02/01/34	4	3,952
Federal National Mortgage Assoc.	6.000	10/01/34	3	3,597
Federal National Mortgage Assoc.	6.000	11/01/34	7	6,816
Federal National Mortgage Assoc.	6.000	11/01/34	13	13,196
Federal National Mortgage Assoc.	6.000	11/01/34	17	17,519
Federal National Mortgage Assoc.	6.000	01/01/35	29	29,307
Federal National Mortgage Assoc.	6.000	02/01/35	17	17,991
Federal National Mortgage Assoc.	6.000	08/01/36	4	4,413
Federal National Mortgage Assoc.	6.000	08/01/38	2	1,747
Federal National Mortgage Assoc.	6.000	11/01/52	814	830,114
Federal National Mortgage Assoc.	6.000	12/01/52	177	180,608
Federal National Mortgage Assoc.	6.000	04/01/53	367	374,394
Federal National Mortgage Assoc.	6.000	12/01/54	279	283,640

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.500%	07/01/29	1	$778
Federal National Mortgage Assoc.	6.500	07/01/32	6	6,651
Federal National Mortgage Assoc.	6.500	04/01/33	4	3,759
Federal National Mortgage Assoc.	6.500	01/01/34	3	3,460
Federal National Mortgage Assoc.	6.500	10/01/36	6	6,606
Federal National Mortgage Assoc.	6.500	09/01/37	27	28,166
Federal National Mortgage Assoc.	6.500	10/01/37	25	26,104
Federal National Mortgage Assoc.	6.500	01/01/53	83	85,821
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	226,019
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,306
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	513,563
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	281
Federal National Mortgage Assoc.	8.500	02/01/28	—(r)	114
Government National Mortgage Assoc.	2.000	12/20/50	1,019	829,921
Government National Mortgage Assoc.	2.000	02/20/51	477	388,765
Government National Mortgage Assoc.	2.500	09/20/50	836	711,573
Government National Mortgage Assoc.	2.500	03/20/51	468	398,366
Government National Mortgage Assoc.	3.000	09/20/43	78	70,869
Government National Mortgage Assoc.	3.000	01/20/44	24	22,058
Government National Mortgage Assoc.	3.000	03/15/45	51	45,265
Government National Mortgage Assoc.	3.000	05/20/45	74	66,366
Government National Mortgage Assoc.	3.000	08/20/45	138	124,042
Government National Mortgage Assoc.	3.000	06/20/46	147	132,130
Government National Mortgage Assoc.	3.000	03/20/47	84	74,946
Government National Mortgage Assoc.	3.000	12/20/48	421	376,841
Government National Mortgage Assoc.	3.000	06/20/51	487	430,847
Government National Mortgage Assoc.	3.000	08/20/51	1,534	1,358,703
Government National Mortgage Assoc.(k)	3.500	12/20/51	1,869	1,707,516
Government National Mortgage Assoc.	3.500	01/20/52	864	788,831
Government National Mortgage Assoc.	3.500	03/20/52	487	444,639
Government National Mortgage Assoc.	3.500	04/20/52	528	482,011
Government National Mortgage Assoc.	4.000	03/20/52	93	87,012
Government National Mortgage Assoc.	4.000	04/20/52	707	659,890
Government National Mortgage Assoc.	4.000	08/20/52	872	814,993
Government National Mortgage Assoc.	4.500	08/20/52	2,577	2,487,447
Government National Mortgage Assoc.	5.000	10/20/37	7	6,718
Government National Mortgage Assoc.	5.000	04/20/45	37	37,538
Government National Mortgage Assoc.	5.000	09/20/52	409	404,173
Government National Mortgage Assoc.	5.500	TBA	500	500,246
Government National Mortgage Assoc.	5.500	07/15/33	7	6,770
Government National Mortgage Assoc.	5.500	12/15/33	3	2,635
Government National Mortgage Assoc.	5.500	09/15/34	66	66,111
Government National Mortgage Assoc.	5.500	01/15/36	24	25,111
Government National Mortgage Assoc.	5.500	11/20/52	435	439,728
Government National Mortgage Assoc.	6.000	02/20/53	376	383,824
Government National Mortgage Assoc.	6.000	06/20/53	337	344,399
Government National Mortgage Assoc.	6.500	07/15/32	1	645
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	155
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	472
Government National Mortgage Assoc.	6.500	08/15/32	1	840
Government National Mortgage Assoc.	6.500	08/15/32	4	4,331
Government National Mortgage Assoc.	6.500	07/20/54	1,125	1,156,532
Government National Mortgage Assoc.	7.000	05/15/31	2	1,700
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	102,781

Total U.S. Government Agency Obligations (cost $89,470,359)				87,991,415
U.S. Treasury Obligations 2.2%
U.S. Treasury Bonds	1.625	11/15/50	2,455	1,293,862
U.S. Treasury Bonds	1.875	02/15/51	370	207,894
U.S. Treasury Bonds	2.375	02/15/42	7,770	5,650,247

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	3.000%	11/15/44	460	$354,128
U.S. Treasury Bonds(h)	3.000	02/15/49	10,405	7,668,810
U.S. Treasury Bonds	3.250	05/15/42	2,335	1,931,483
U.S. Treasury Bonds(k)	4.750	11/15/43	685	684,251
U.S. Treasury Bonds	4.750	05/15/55	90	89,508
U.S. Treasury Strips Coupon	2.165(s)	11/15/43	5,955	2,370,114
U.S. Treasury Strips Coupon	2.374(s)	05/15/43	550	224,983
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	33,549
U.S. Treasury Strips Coupon	3.934(s)	11/15/41	645	287,810
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	13,808
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	18,618
U.S. Treasury Strips Coupon	4.684(s)	11/15/42	735	309,589
U.S. Treasury Strips Coupon	4.686(s)	11/15/40	2,835	1,341,520
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170	52,115
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	55	19,769

Total U.S. Treasury Obligations (cost $24,754,945)				22,552,058

Total Long-Term Investments (cost $800,148,341)				994,794,161

	Shares
Short-Term Investments 4.2%
Affiliated Mutual Funds 4.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)		26,181,511	26,181,511
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $15,305,365; includes $15,181,808 of cash collateral for securities on loan)(b)(wa)		15,317,619	15,306,897

Total Affiliated Mutual Funds (cost $41,486,876)				41,488,408

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $1,109,629)	4.268%	09/18/25	1,120	1,109,632

Options Purchased*~ 0.0%
(cost $37,851)	29,853

Total Short-Term Investments (cost $42,634,356)	42,627,893

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.5% (cost $842,782,697)	1,037,422,054

OPTIONS Written*~ (0.0)%
(premiums received $155,776)	(162,563)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.5% (cost $842,626,921)	1,037,259,491
Liabilities in excess of other assets(z) (2.5)%	(24,957,367)

Net Assets 100.0%	$1,012,302,124

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CA—Credit Agricole Securities Inc.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVA—Certificate Van Aandelen (Bearer)
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MLP—Master Limited Partnership
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,368,984 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,898,694; cash collateral of $15,181,808 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$4	$4	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%, 11.250%, 05/25/27	01/30/24-05/15/25	220,040	242,395	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,640	8,834	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-03/12/25	13,986	80,899	0.0
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-05/15/25	21,717	31,278	0.0
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	49,000	53,767	0.0
Total		$307,390	$417,177	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at June 30, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $26,622)^	27	$26,622	$—	$—
Unfunded loan commitment outstanding at June 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $300,000)^	300	$301,125	$1,125	$—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.500%	TBA	08/13/25	$(1,500)	$(1,434,163)
Government National Mortgage Assoc.	4.000%	TBA	07/21/25	(500)	(464,810)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $1,887,031)					$(1,898,973)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		36		90	$225
(cost $507)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00		—	EUR	200	$20
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00		—	EUR	201	1
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00		—	EUR	199	45
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00		—	EUR	202	134
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70		—		231	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50		—		140	9
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00		—		232	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95		—		2,790	149
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00		—		230	—
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00		—		231	1
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00		—		230	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00		—		653	9
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00		—		231	1
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00		—		115	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00		—		116	68
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00		—		467	10
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00		—		115	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00		—	EUR	198	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05		—	EUR	101	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05		—	EUR	270	—
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90		—		677	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00		—		115	—
Currency Option USD vs CNH	Put	DB	09/24/25	7.00		—		2,790	9,019
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,447	191
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		400	53
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00		—		653	9,788
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		234	20
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		234	20
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00		—		140	3
Total OTC Traded (cost $19,954)									$19,541

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.450%	3,200	$592
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	5,310	5,831
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	3,950	3,664
Total OTC Swaptions (cost $17,390)								$10,087
Total Options Purchased (cost $37,851)								$29,853

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		20		50	$(12,500)
3 Month SOFR	Put	12/12/25	$96.25		20		50	(8,500)
Total Exchange Traded (premiums received $38,873)								$(21,000)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	200	$(1,979)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	201	(658)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	199	(1,961)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	202	(2,333)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		231	—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		140	(454)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		232	(757)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		2,790	(6,424)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		230	(114)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		231	(1,030)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		230	(140)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		653	(6,279)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		231	(125)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		115	(39)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		116	(592)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		467	(3,790)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		115	(8)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	198	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	101	(4)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	270	(114)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		677	(70,356)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		115	(1,649)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		927	(16,096)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		117	(354)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		117	(354)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		117	(840)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		117	(840)
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—		140	(1,636)
Total OTC Traded (premiums received $89,640)								$(118,926)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.450%	3.05%(A)	3,200	$(1,500)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	5,310	(8,307)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	3,950	(8,915)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)	650	(237)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	3,250	(250)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	5,310	(2,157)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	3,950	(1,271)
Total OTC Swaptions (premiums received $27,263)								$(22,637)
Total Options Written (premiums received $155,776)								$(162,563)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Futures contracts outstanding at June 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
43	2 Year U.S. Treasury Notes	Sep. 2025	$8,945,008	$31,682
171	5 Year U.S. Treasury Notes	Sep. 2025	18,639,000	186,460
181	10 Year U.S. Treasury Notes	Sep. 2025	20,294,625	348,461
173	10 Year U.S. Ultra Treasury Notes	Sep. 2025	19,767,954	408,153
182	20 Year U.S. Treasury Bonds	Sep. 2025	21,015,313	654,613
64	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	7,624,000	229,116
8	Mini MSCI EAFE Index	Sep. 2025	1,072,680	8,114
9	Mini MSCI Emerging Markets Index	Sep. 2025	555,075	8,391
1	Russell 2000 E-Mini Index	Sep. 2025	109,585	188
24	S&P 500 E-Mini Index	Sep. 2025	7,504,500	191,513
				2,066,691
Short Positions:
14	5 Year Euro-Bobl	Sep. 2025	1,940,696	5,392
6	10 Year Euro-Bund	Sep. 2025	919,861	4,753
3	Euro Schatz Index	Sep. 2025	379,005	545
				10,690
				$2,077,381
Forward foreign currency exchange contracts outstanding at June 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/25	GSI	BRL	9,231	$1,620,363	$1,698,254	$77,891	$—
Expiring 08/04/25	GSI	BRL	7,981	1,439,650	1,456,243	16,593	—
Chilean Peso,
Expiring 09/17/25	DB	CLP	130,060	140,000	139,582	—	(418)
Euro,
Expiring 07/22/25	BOA	EUR	100	114,000	117,695	3,695	—
Expiring 07/22/25	CITI	EUR	204	230,749	240,671	9,922	—
Expiring 07/22/25	CITI	EUR	200	231,000	236,516	5,516	—
Expiring 07/22/25	CITI	EUR	101	115,397	119,156	3,759	—
Expiring 07/22/25	DB	EUR	203	232,000	239,917	7,917	—
Expiring 07/22/25	DB	EUR	100	115,000	117,825	2,825	—
Expiring 07/22/25	MSI	EUR	1,018	1,156,580	1,201,063	44,483	—
Expiring 07/22/25	MSI	EUR	204	231,430	240,670	9,240	—
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	49,069	136,040	144,462	8,422	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	39,903	463,500	464,255	755	—
Expiring 09/17/25	UAG	INR	97,286	1,132,734	1,130,958	—	(1,776)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	761,277	46,000	47,007	1,007	—
Expiring 09/17/25	HSBC	IDR	25,404,442	1,555,644	1,568,653	13,009	—
Expiring 09/17/25	HSBC	IDR	7,176,620	440,000	443,136	3,136	—
Japanese Yen,
Expiring 07/22/25	HSBC	JPY	20,964	147,000	145,959	—	(1,041)
Expiring 07/22/25	SCB	JPY	47,792	338,196	332,741	—	(5,455)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	9,415	484,560	497,602	13,042	—
New Taiwanese Dollar,
Expiring 09/17/25	MSI	TWD	10,398	360,000	363,970	3,970	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	547	152,701	154,005	1,304	—
Expiring 09/17/25	CITI	PEN	290	80,273	81,551	1,278	—
Expiring 09/17/25	CITI	PEN	288	80,640	81,111	471	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/17/25	CITI	PEN	272	$76,058	$76,695	$637	$—
Expiring 09/17/25	MSI	PEN	919	251,940	258,846	6,906	—
Expiring 09/17/25	SCB	PEN	751	208,500	211,590	3,090	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	13,932	243,180	246,970	3,790	—
Expiring 09/17/25	BOA	PHP	11,097	193,000	196,716	3,716	—
Expiring 09/17/25	HSBC	PHP	36,239	647,583	642,396	—	(5,187)
Expiring 09/17/25	HSBC	PHP	19,374	335,820	343,443	7,623	—
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	371	97,726	102,749	5,023	—
South African Rand,
Expiring 09/17/25	BARC	ZAR	7,644	428,750	429,298	548	—
South Korean Won,
Expiring 09/17/25	SCB	KRW	1,048,144	771,000	778,430	7,430	—
Thai Baht,
Expiring 09/17/25	UAG	THB	4,247	130,000	131,419	1,419	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	29,031	712,470	723,593	11,123	—
Expiring 07/23/25	HSBC	TRY	4,712	115,000	116,032	1,032	—
Expiring 07/23/25	UAG	TRY	8,598	210,000	211,735	1,735	—
Expiring 07/30/25	BARC	TRY	6,031	146,408	147,490	1,082	—
				$15,610,892	$15,880,404	283,389	(13,877)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/25	GSI	BRL	7,981	$1,450,587	$1,468,253	$—	$(17,666)
Expiring 07/02/25	HSBC	BRL	1,250	225,000	230,000	—	(5,000)
British Pound,
Expiring 07/22/25	DB	GBP	2,390	3,162,234	3,281,076	—	(118,842)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	20,125	2,822,645	2,829,185	—	(6,540)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	11,155	507,846	531,795	—	(23,949)
Expiring 07/22/25	MSI	CZK	5,295	236,000	252,426	—	(16,426)
Euro,
Expiring 07/22/25	GSI	EUR	172	193,000	202,705	—	(9,705)
Expiring 07/22/25	HSBC	EUR	5,010	5,513,018	5,910,982	—	(397,964)
Expiring 07/22/25	HSBC	EUR	156	178,000	183,874	—	(5,874)
Expiring 07/22/25	JPM	EUR	393	443,000	463,527	—	(20,527)
Expiring 07/22/25	MSI	EUR	971	1,090,249	1,145,546	—	(55,297)
Expiring 07/22/25	SSB	EUR	5,299	6,067,962	6,251,522	—	(183,560)
Expiring 07/22/25	TD	EUR	5,175	5,914,310	6,105,328	—	(191,018)
Indian Rupee,
Expiring 09/17/25	JPM	INR	52,347	601,000	608,543	—	(7,543)
Japanese Yen,
Expiring 07/22/25	CITI	JPY	14,246	100,000	99,185	815	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	3,448	177,450	182,210	—	(4,760)
Expiring 09/17/25	DB	MXN	3,444	177,450	182,010	—	(4,560)
Expiring 09/17/25	DB	MXN	2,922	152,100	154,450	—	(2,350)
Expiring 09/17/25	MSI	MXN	2,185	114,000	115,486	—	(1,486)
New Taiwanese Dollar,
Expiring 09/17/25	CA	TWD	42,544	1,447,185	1,489,258	—	(42,073)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	1,300	$1,018,350	$1,028,007	$—	$(9,657)
Expiring 09/17/25	GSI	SGD	1,057	827,450	836,174	—	(8,724)
Expiring 09/17/25	MSI	SGD	524	407,550	414,671	—	(7,121)
South African Rand,
Expiring 09/17/25	GSI	ZAR	2,861	158,000	160,702	—	(2,702)
South Korean Won,
Expiring 09/17/25	MSI	KRW	2,090,231	1,554,318	1,552,363	1,955	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	44,183	1,367,230	1,367,219	11	—
				$35,905,934	$37,046,497	2,781	(1,143,344)
						$286,170	$(1,157,221)
Cross currency exchange contracts outstanding at June 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	75	JPY	12,083	$4,755	$—	MSI
07/22/25	Buy	EUR	264	PLN	1,129	—	(1,534)	CITI
07/22/25	Buy	JPY	12,145	EUR	75	—	(4,324)	CITI
07/22/25	Buy	JPY	24,313	EUR	151	—	(8,487)	MSI
07/22/25	Buy	PLN	1,004	EUR	232	4,420	—	BNP
						$9,175	$(14,345)
Credit default swap agreements outstanding at June 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	1,050	*	$1,403	$(274)	$1,677	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(18,864)	$(12,571)	$(6,293)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	470	0.239%	$1,834	$1,593	$241	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	470	0.252%	1,805	1,615	190	GSI
Hellenic Republic	06/20/27	1.000%(Q)	100	0.192%	1,578	1,375	203	BARC
Hellenic Republic	12/20/27	1.000%(Q)	75	0.251%	1,361	1,173	188	BARC
Morgan Stanley	12/20/25	1.000%(Q)	470	0.241%	1,829	1,593	236	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)	350	3.104%	1,340	—	1,340	GSI

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos^	03/23/26	4.100%(M)	390	*	$2,667	$—	$2,667	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	345	1.490%	(1,507)	(1,650)	143	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	185	0.223%	1,436	1,293	143	GSI
					$12,343	$6,992	$5,351

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	11,370	0.510%	$230,933	$255,292	$24,359
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	$(34,697)	$36,098	$70,795
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.217%	237,353	138,015	(99,338)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(8,272)	35,785	44,057
	20,450	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.450%	281	(45,892)	(46,173)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
11,110	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	$—	$(24,844)	$(24,844)
11,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.450%	46,464	79,098	32,634
14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(92,462)	(92,462)
2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	479	(32,713)	(33,192)
5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	1,262	96,055	94,793
3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(3,599)	(104,160)	(100,561)
3,760	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.450%	—	7,677	7,677
3,010	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	(21,271)	(83,548)	(62,277)
635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	289,857	285,094	(4,763)
3,555	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	51,991	82,145	30,154
2,665	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	20,643	102,190	81,547
2,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.450%	—	54,816	54,816
				$580,491	$533,354	$(47,137)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at June 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(6,166)	$18,986	$—	$18,986
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).